UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

UBS Global Allocation Fund  — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 58.57%
U.S. Equities — 40.44%
Allergan, Inc.	327,400	$35,522,900
Allstate Corp.	298,900	15,575,679
American Electric Power Co., Inc.	381,400	12,975,228
American International Group, Inc.	603,300	39,872,097
Analog Devices, Inc.	416,300	15,940,127
Anheuser-Busch Cos., Inc., Series B	267,400	11,436,698
AT&T, Inc.	758,800	20,517,952
Baker Hughes, Inc.	147,800	10,109,520
Borg-Warner, Inc.	169,200	10,158,769
Bristol-Myers Squibb Co.	479,600	11,802,956
Burlington Northern Santa Fe Corp.	401,100	33,423,663
Caremark Rx, Inc. (a)	292,800	14,399,904
Cendant Corp.	672,500	11,667,875
Cephalon, Inc. (a)(b)	130,800	7,880,700
Citigroup, Inc.	1,500,107	70,850,053
Costco Wholesale Corp.	532,900	28,861,864
Dell, Inc. (a)	624,500	18,585,120
DIRECTV Group, Inc. (a)	1,233,500	20,229,400
Exelon Corp.	773,400	40,912,860
Expedia, Inc. (a)	1,011,000	20,492,970
ExxonMobil Corp.	251,200	15,288,032
FedEx Corp.	240,000	27,105,600
Fifth Third Bancorp (c)	761,800	29,984,448
Freddie Mac	395,300	24,113,300
Genzyme Corp. (a)	425,100	28,575,222
Harley-Davidson, Inc.	275,600	14,298,128
Hartford Financial Services Group, Inc.	206,200	16,609,410
Healthsouth Corp. (a)	471,300	2,351,787
Illinois Tool Works, Inc.	357,100	34,392,301
Intel Corp.	1,185,100	22,931,685
Johnson & Johnson	592,138	35,066,412
Johnson Controls, Inc.	367,100	27,873,903
JPMorgan Chase & Co.	803,400	33,453,576
Kohl’s Corp. (a)	397,700	21,082,077
Kroger Co. (a)	1,082,800	22,045,808
Lockheed Martin Corp.	350,400	26,325,552
Marathon Oil Corp.	323,700	24,656,229
Masco Corp.	999,500	32,473,755
Medco Health Solutions, Inc. (a)	367,400	21,022,628
Medtronic, Inc.	195,900	9,941,925
Mellon Financial Corp.	956,100	34,037,160
Mercury Interactive Corp. (a)	356,200	12,395,760
Mettler Toledo International, Inc. (a)	54,000	3,258,360
Microsoft Corp.	2,280,600	62,055,126
Morgan Stanley	901,150	56,610,243
NiSource, Inc.	455,000	9,200,100
Northeast Utilities	198,300	3,872,799
Northrop Grumman Corp.	316,400	21,606,956
Omnicom Group, Inc.	401,900	33,458,175
Oracle Corp. (a)	2,235,800	30,608,102
Pepco Holdings, Inc.	298,100	6,793,699
PNC Financial Services Group, Inc.	332,000	22,346,920
R.H. Donnelley Corp. (a)	147,592	8,594,282
Sempra Energy	358,800	16,669,848
Sprint Nextel Corp.	1,957,552	50,583,144
Symantec Corp. (a)	1,246,472	20,978,124
Sysco Corp.	304,600	9,762,430
UnitedHealth Group, Inc.	756,300	42,246,918
Univision Communications, Inc. (a)	237,200	8,176,284
Waters Corp. (a)	340,300	14,683,945
WellPoint, Inc. (a)	305,500	23,654,865
Wells Fargo & Co.	776,700	49,607,829
Wyeth	1,122,900	54,483,108
Xilinx, Inc.	360,800	9,185,968
Zimmer Holdings, Inc. (a)	151,800	10,261,680

Total U.S. Equity		1,535,939,938

	Shares	Value
International Equities — 18.13%
Australia — 0.46%
National Australia Bank Ltd.	183,121	$4,942,331
Qantas Airways Ltd.	1,882,491	4,770,771
QBE Insurance Group Ltd.	484,843	7,594,528
		17,307,630
Austria — 0.09%
Telekom Austria AG	146,132	3,444,402

Belgium — 0.37%
Fortis	119,649	4,274,501
KBC Groep NV	68,653	7,371,267
Solvay S.A.	20,229	2,336,233
		13,982,001
Bermuda — 0.35%
Accenture Ltd., Class A	447,500	13,456,325

Canada — 0.79%
Alcan, Inc.	71,720	3,281,243
Canadian Pacific Railway Ltd.	99,300	4,953,734
Cott Corp. (a)	144,400	1,859,636
Falconbridge Ltd. (b)	46,500	1,627,311
Inco Ltd.	33,900	1,689,993
Magna International, Inc., Class A	31,400	2,367,401
Manulife Financial Corp. (b)	52,100	3,268,267
Petro-Canada	126,100	5,979,722
Toronto Dominion Bank	91,000	5,070,317
		30,097,624
Cayman Islands — 0.53%
GlobalSantaFe Corp.	328,500	19,956,375

Finland — 0.26%
Nokia Oyj (b)	193,507	4,005,285
UPM-Kymmene Oyj (b)	254,840	6,022,143
		10,027,428
France — 1.35%
AXA S.A. (b)	315,737	11,080,846
France Telecom S.A.	403,281	9,070,570
Sanofi-Aventis (b)	125,241	11,914,205
Total S.A.	63,962	16,874,438
Unibail REIT	14,034	2,534,058
		51,474,117
Germany — 1.34%
Allianz AG	77,838	12,996,509
Bayerische Motoren Werke AG	59,374	3,270,236
Deutsche Postbank AG (b)	90,857	6,593,091
E.ON AG	80,627	8,872,848
Hannover Rueckversicherung AG (b)	41,972	1,556,940
MAN AG	78,571	5,453,035
Metro AG	58,133	2,980,675
Premiere AG (a)(b)	66,439	1,179,532
Schering AG (b)	45,680	4,749,103
Siemens AG	35,824	3,344,562
		50,996,531
Hong Kong — 0.27%
Esprit Holdings Ltd.	373,500	2,907,458
Hutchison Telecommunications International Ltd. (a)	1,673,000	2,856,917
Sun Hung Kai Properties Ltd. (b)	274,000	2,782,676
Yue Yuen Industrial Holdings	580,500	1,709,520
		10,256,571
Ireland — 0.39%
Bank of Ireland	500,887	9,317,448
CRH PLC	126,513	4,415,466
Depfa Bank PLC	53,980	961,610
		14,694,524
Italy — 0.35%
ENI SpA	164,979	4,694,352
UniCredito Italiano SpA	1,192,036	8,616,853
		13,311,205
Japan — 3.64%
Aeon Co., Ltd.	162,700	3,946,546
Aiful Corp. (b)	45,850	3,034,592
Asahi Breweries Ltd.	292,800	4,154,427
Bank of Yokohama Ltd.	475,000	3,890,399
Bridgestone Corp.	219,000	4,567,927
Canon, Inc.	116,300	7,697,341
East Japan Railway Co.	616	4,563,738
Funai Electric Co. Ltd. (b)	23,900	2,363,602
Honda Motor Co. Ltd.	89,000	5,512,404

	Shares	Value
Japan Tobacco, Inc.	725	$2,550,128
KDDI Corp. (b)	379	2,025,412
Mitsubishi Corp.	282,300	6,427,902
Mitsui Fudosan Co. Ltd.	184,000	4,228,717
Mitsui Sumitomo Insurance Co. Ltd.	446,000	6,066,661
Nissan Motor Co. Ltd. (b)	549,100	6,522,020
Nitto Denko Corp.	86,400	7,333,356
NOK Corp. (b)	101,700	2,739,074
Nomura Holdings, Inc.	173,300	3,865,017
NTN Corp. (b)	374,000	2,964,673
NTT DoCoMo, Inc.	3,444	5,091,385
Rohm Co. Ltd.	56,900	6,018,734
Sekisui House Ltd. (b)	198,000	2,954,019
Shin-Etsu Chemical Co. Ltd.	108,800	5,906,814
Sompo Japan Insurance, Inc.	236,000	3,422,702
Sumitomo Mitsui Financial Group, Inc.	744	8,217,502
Sumitomo Trust & Banking Co. Ltd.	331,000	3,830,263
Takefuji Corp. (b)	58,000	3,651,487
Tokyo Gas Co. Ltd. (b)	953,000	4,169,881
Toyota Motor Corp.	119,600	6,533,798
Yokogawa Electric Corp. (b)	225,000	4,004,885
		138,255,406
Netherlands — 1.40%
ABN AMRO Holding NV	737,736	22,118,188
Aegon NV	268,071	4,960,640
ASML Holding NV (a)	224,411	4,582,399
Koninklijke (Royal) Philips Electronics NV (b)	117,656	3,976,596
Reed Elsevier NV	311,839	4,470,582
Royal KPN NV	393,539	4,435,265
TNT NV (b)	180,092	6,235,245
VNU NV	69,490	2,259,392
		53,038,307
Norway — 0.15%
Telenor ASA (b)	520,400	5,598,175

Panama — 0.64%
Carnival Corp.	510,100	24,163,437

Singapore — 0.02%
Jardine Cycle & Carriage Ltd.	108,000	741,901

Spain — 0.47%
Banco Santander Central Hispano S.A.	913,536	13,340,176
Repsol YPF S.A.	163,353	4,640,167
		17,980,343
Sweden — 0.30%
Electrolux AB, B Shares	149,000	4,275,727
Sandvik AB	69,700	4,121,057
Telefonaktiebolaget LM Ericsson, B Shares	819,000	3,112,589
		11,509,373
Switzerland — 1.48%
Actelion Ltd. (a)	28,647	2,845,692
Adecco S.A.	43,812	2,448,283
Credit Suisse Group	305,691	17,152,838
Holcim Ltd.	49,292	3,924,757
Nestle S.A.	18,549	5,506,434
Novartis AG	133,891	7,446,092
Roche Holding AG (b)	44,506	6,626,483
Straumann Holding AG (b)	11,856	2,701,056
Swiss Reinsurance Co.	110,129	7,695,894
		56,347,529
United Kingdom — 3.48%
AstraZeneca PLC	65,659	3,308,202
Balfour Beatty PLC	227,790	1,472,236
Barclays PLC	1,242,280	14,536,402
BP PLC	1,470,093	16,882,863
Centrica PLC	139,049	680,058
Collins Stewart Tullett PLC	198,055	2,503,333
Diageo PLC	550,062	8,663,219
Gallaher Group PLC	385,365	5,624,079
GUS PLC	157,184	2,881,115
ITV PLC	717,724	1,487,016
Kesa Electricals PLC	492,482	2,669,591
Kingfisher PLC	1,069,167	4,448,882
Prudential PLC	960,622	11,140,473
Rentokil Initial PLC	515,157	1,396,253
Royal Bank of Scotland Group PLC	439,278	14,294,766
Scottish & Southern Energy PLC	155,941	3,066,949
Taylor Nelson Sofres PLC	619,352	2,717,057

	Shares	Value
Tesco PLC	1,672,490	$9,589,088
Vodafone Group PLC	7,798,221	16,326,098
Wolseley PLC	228,062	5,602,762
WPP Group PLC	233,506	2,801,312
		132,091,754
Total International Equities		688,730,958
Total Equities (Cost $1,957,523,809)		2,224,670,896

		Face
		Amount
Bonds — 21.12%
U.S. Bonds — 16.18%
U.S. Corporate Bonds — 2.47%
Albertson’s, Inc.
8.000%, due 05/01/31		$200,000	186,172
Allstate Corp.
7.200%, due 12/01/09		525,000	554,830
Altria Group, Inc.
7.750%, due 01/15/27		525,000	600,736
American Electric Power Co., Inc.
6.125%, due 05/15/06		373,000	373,391
American General Finance Corp.
5.375%, due 10/01/12		630,000	618,005
AT&T Corp. (d)
9.750%, due 11/15/31		450,000	537,328
AT&T, Inc.
6.450%, due 06/15/34		540,000	531,528
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09		275,000	291,221
Avon Products, Inc.
7.150%, due 11/15/09		195,000	206,307
Bank of America Corp.
7.400%, due 01/15/11		2,000,000	2,161,650
BellSouth Corp.
6.550%, due 06/15/34		675,000	673,881
Boeing Capital Corp.
7.375%, due 09/27/10		700,000	754,050
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06		425,000	425,000
Bristol-Myers Squibb Co.
5.750%, due 10/01/11		600,000	606,594
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29		660,000	742,341
C.S. First Boston USA, Inc.
3.875%, due 01/15/09		575,000	553,423
6.500%, due 01/15/12		450,000	469,949
Capital One Financial Corp.
5.500%, due 06/01/15		685,000	664,829
Cendant Corp.
6.250%, due 01/15/08		1,050,000	1,062,274
Citigroup, Inc.
5.000%, due 09/15/14		1,275,000	1,220,302
5.500%, due 11/18/15	GBP	270,000	485,585
5.625%, due 08/27/12		$3,775,000	3,795,510
Comcast Cable Communications, Inc.
6.750%, due 01/30/11		2,250,000	2,338,893
Computer Sciences Corp.
3.500%, due 04/15/08		325,000	312,969
ConAgra Foods, Inc.
6.750%, due 09/15/11		1,355,000	1,408,253
Coors Brewing Co.
6.375%, due 05/15/12		925,000	953,827
Countrywide Home Loans, Inc.
3.250%, due 05/21/08		850,000	813,384
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08		3,325,000	3,221,932
Devon Financing Corp. ULC
6.875%, due 09/30/11		1,050,000	1,113,239
Dominion Resources, Inc.
5.950%, due 06/15/35		520,000	479,437
Duke Energy Field Services LLC
7.875%, due 08/16/10		1,000,000	1,085,453
EOP Operating LP
7.250%, due 06/15/28		1,000,000	1,051,030
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11		700,000	766,807
Exelon Generation Co. LLC
5.350%, due 01/15/14		1,000,000	970,716
FirstEnergy Corp., Series B
6.450%, due 11/15/11		700,000	724,314

	Face
	Amount	Value
Ford Motor Credit Co.
5.800%, due 01/12/09	$12,750,000	$11,644,027
FPL Group Capital, Inc.
7.625%, due 09/15/06	300,000	302,939
General Electric Capital Corp.
6.000%, due 06/15/12	5,325,000	5,468,738
6.750%, due 03/15/32	1,250,000	1,391,974
General Motors Acceptance Corp.
6.875%, due 09/15/11	2,170,000	2,022,611
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	3,425,000	3,615,464
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	275,000	287,660
HSBC Bank USA N.A.
5.625%, due 08/15/35	1,355,000	1,258,749
HSBC Finance Corp.
6.750%, due 05/15/11	1,925,000	2,026,590
ICI Wilmington, Inc.
4.375%, due 12/01/08	600,000	578,481
International Lease Finance Corp.
3.500%, due 04/01/09	1,775,000	1,682,096
John Deere Capital Corp.
7.000%, due 03/15/12	700,000	750,573
JPMorgan Chase & Co.
6.750%, due 02/01/11	2,000,000	2,102,432
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	890,000	808,091
Kraft Foods, Inc.
5.625%, due 11/01/11	975,000	976,297
Kroger Co.
7.500%, due 04/01/31	545,000	598,942
Lockheed Martin Corp.
8.500%, due 12/01/29	250,000	324,585
Marathon Oil Corp.
6.125%, due 03/15/12	400,000	411,707
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	470,000	479,747
MBNA Corp.
7.500%, due 03/15/12	550,000	604,832
McKesson Corp.
7.750%, due 02/01/12	450,000	494,215
Metlife, Inc.
5.000%, due 11/24/13	700,000	671,864
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	985,898
Morgan Stanley
6.750%, due 04/15/11	3,475,000	3,657,959
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	375,000	474,956
News America, Inc.
6.200%, due 12/15/34	550,000	515,083
Pacific Gas & Electric Co.
6.050%, due 03/01/34	725,000	709,471
PPL Energy Supply LLC
6.400%, due 11/01/11	825,000	852,355
Progress Energy, Inc.
7.000%, due 10/30/31	300,000	322,409
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	95,000	98,800
Safeway, Inc.
7.250%, due 02/01/31	755,000	800,058
Sempra Energy
7.950%, due 03/01/10	275,000	297,009
Sprint Capital Corp. (b)
8.750%, due 03/15/32	1,375,000	1,719,103
TXU Energy Co. LLC
7.000%, due 03/15/13	700,000	729,097
U.S. Bank N.A.
6.375%, due 08/01/11	625,000	651,411
Union Pacific Corp.
6.700%, due 12/01/06	475,000	478,969
UST, Inc.
6.625%, due 07/15/12	650,000	674,594
Valero Energy Corp.
7.500%, due 04/15/32	745,000	856,534
Verizon New York, Inc., Series B
7.375%, due 04/01/32	975,000	988,926

	Face
	Amount	Value
Wachovia Bank N.A.
7.800%, due 08/18/10	$1,550,000	$1,688,971
Washington Mutual, Inc.
5.625%, due 01/15/07	2,000,000	2,003,562
Waste Management, Inc.
7.375%, due 08/01/10	650,000	693,420
Wells Fargo Bank N.A.
6.450%, due 02/01/11	2,625,000	2,734,917
Wyeth
5.500%, due 03/15/13	750,000	741,486
		93,932,762
Asset-Backed Securities — 0.41%
Associates Manufactured Housing
Pass-Thru CTFS 96-2, Class A5
6.900%, due 06/15/27	40,174	40,211
CenterPoint Energy Transition Bond Co.,
LLC, 01-1, Class A4
5.630%, due 09/15/15	310,000	314,171
Conseco Finance Corp.,
01-D, Class M2 †
6.499%, due 11/15/32	1,692,276	1,659,073
Conseco Finance Securitizations Corp.,
00-2, Class A4
8.480%, due 12/01/30	774,815	780,927
Countrywide Asset-Backed Certificates,
03-SD3, Class A1, 144A (d)
5.238%, due 12/25/32	48,349	48,477
Countrywide Asset-Backed Certificates,
04-SD1, Class A1, 144A (d)
5.158%, due 06/25/33	318,409	319,327
First Franklin Mortgage Loan Asset
Backed Certificates, 04-FFB, Class A1 (d)
4.167%, due 06/25/24	288,225	286,122
Green Tree Financial Corp.,
96-4, Class A6
7.400%, due 06/15/27	304,728	313,996
Metris Master Trust,
04-2, Class C, 144A †
6.126%, due 10/20/10	2,500,000	2,514,453
Peco Energy Transition Trust,
99-A, Class A7
6.130%, due 03/01/09	230,000	233,260
Providian Gateway Master Trust,
04-AA, Class C, 144A †
5.649%, due 03/15/11	400,000	403,188
Providian Gateway Master Trust,
04-AA, Class D, 144A †
6.599%, due 03/15/11	460,000	467,044
Providian Gateway Master Trust,
04-BA, Class D, 144A †
6.149%, due 07/15/10	840,000	842,756
Providian Gateway Master Trust,
04-EA, Class C, 144A †
5.329%, due 11/15/11	3,000,000	3,022,968
RAFC Asset-Backed Trust,
01-1, Class A3 (d)
5.115%, due 11/25/29	29,220	29,101
Rutland Rated Investments,
DRYD-1A, Class A6F1, 144A
6.957%, due 06/20/13	1,645,000	1,645,000
Structured Asset Securities Corp.,
03-AL2, Class A, 144A
3.357%, due 01/25/31	222,642	197,343
Terwin Mortgage Trust,
06-1, Class 2M2, 144A (d)
4.250%, due 01/25/37	2,500,000	2,337,500
		15,454,917
Commercial Mortgage-Backed Securities — 1.17%
Asset Securitization Corp.,
95-MD4, Class A3 †
7.384%, due 08/13/29	3,250,000	3,342,295
Asset Securitization Corp., 97-D4, Class B1
7.525%, due 04/14/29	5,000,000	5,485,544
Bear Stearns Commercial Mortgage
Securities, 05-LXR1, Class H, 144A †
5.949%, due 09/15/18	3,500,000	3,504,133
Commercial Mortgage Pass-Through
Certificates, 01-FL5A, Class E, 144A †
6.249%, due 11/15/13	248,399	248,364

	Face
	Amount	Value
Commercial Mortgage Pass-Through
Certificates, 01-FL5A, Class F, 144A †
5.348%, due 11/15/13	$515,000	$511,610
DLJ Commercial Mortgage Corp.,
00-CKP1, Class A1B
7.180%, due 11/10/33	1,275,000	1,357,383
First Union Commercial Mortgage
Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	800,662	811,211
Four Times Square Trust,
00-4TS, Class C, 144A
7.860%, due 04/15/15	6,000,000	6,513,686
GS Mortgage Securities Corp., II,
98-GLII, Class A1
6.312%, due 04/13/31	1,106,659	1,113,699
Heller Financial Commercial Mortgage
Assets, 99-PH1, Class A1
6.500%, due 05/15/31	73,405	73,480
Host Marriott Pool Trust,
99-HMTA, Class A, 144A
6.980%, due 08/03/15	224,595	230,571
Host Marriott Pool Trust,
99-HMTA, Class C, 144A
7.730%, due 08/03/15	750,000	799,698
Host Marriott Pool Trust,
99-HMTA, Class D, 144A
7.970%, due 08/03/15	5,300,000	5,716,452
Host Marriott Pool Trust,
99-HMTA, Class E, 144A
8.070%, due 08/03/15	460,000	499,468
JPMorgan Commercial Mortgage
Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	11,018	10,995
JPMorgan Commercial Mortgage
Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,000,000	1,046,707
LB Commercial Conduit Mortgage Trust,
99-C1, Class A1
6.410%, due 06/15/31	155,472	155,505
Mach One Trust Commercial Mortgage-
Backed Securities, 04-1A, Class A1, 144A
3.890%, due 05/28/40	2,579,444	2,512,842
Merrill Lynch Mortgage Investors, Inc.,
97-C1, Class A3
7.120%, due 06/18/29	38,546	38,580
Merrill Lynch Mortgage Investors, Inc.,
98-C1, Class A1 †
6.310%, due 11/15/26	342,617	342,293
Morgan Stanley Capital I,
03-T11, Class A4
5.150%, due 06/13/41	5,065,000	4,939,975
Morgan Stanley Dean Witter Capital I,
00-LIFE, Class A1
7.420%, due 11/15/36	56,242	56,341
Morgan Stanley Dean Witter Capital I,
00-LIFE, Class A2
7.570%, due 11/15/36	150,000	159,936
Nomura Asset Securities Corp.,
96-MD5, Class A4 †
7.420%, due 04/13/39	971,832	989,698
Nomura Asset Securities Corp.,
98-D6, Class A1A
6.280%, due 03/15/30	473,650	475,310
PNC Mortgage Acceptance Corp.,
00-C1, Class A2
7.610%, due 02/15/10	1,881,793	1,994,809
Prudential Mortgage Capital Funding LLC,
01-ROCK, Class A2
6.605%, due 05/10/34	1,055,000	1,107,032
Salomon Brothers Mortgage Securities VII,
00-C3, Class A2
6.592%, due 12/18/33	540,000	561,585
		44,599,202
Mortgage & Agency Debt Securities — 6.26%
Bear Stearns Alt-A Trust,
05-3, Class B1 †
5.355%, due 04/25/35	7,388,204	7,165,404

	Face
	Amount	Value
C.S. First Boston Mortgage Securities Corp.,
01-26, Class 5A1 †
7.365%, due 11/25/31	$97,393	$96,997
C.S. First Boston Mortgage Securities Corp.,
02-10, Class 2A1
7.500%, due 05/25/32	21,146	21,352
C.S. First Boston Mortgage Securities Corp.,
03-27, Class 9A1
7.000%, due 11/25/33	264,079	264,878
C.S. First Boston Mortgage Securities Corp.,
03-8, Class 5A1
6.500%, due 04/25/33	615,426	615,560
C.S. First Boston Mortgage Securities Corp.,
05-9, Class 3A1
6.000%, due 10/25/35	5,176,928	5,147,672
C.S. First Boston Mortgage Securities Corp.,
05-11, Class 4A1
7.000%, due 12/25/35	5,580,798	5,659,569
C.S. First Boston Mortgage Securities Corp.,
05-12, Class 1A1
6.500%, due 01/25/36	7,235,207	7,280,244
Countrywide Alternative Loan Trust,
05-J2, Class 2A1
7.500%, due 04/25/35	2,028,459	2,031,731
Countrywide Home Loan Mortgage Pass
Through Trust, 06-HYB1, Class 1A1 †
5.424%, due 03/20/36	6,895,872	6,836,771
Countrywide Home Loan Mortgage Pass
Through Trust, 03-20, Class 3A2
4.750%, due 07/25/18	514,997	509,548
Federal Home Loan Mortgage Corp.,
REMIC, 2148, Class ZA
6.000%, due 04/15/29	865,466	855,033
Federal Home Loan Mortgage Corp.,
REMIC, 2426, Class GH
6.000%, due 08/15/30	557,689	560,871
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	60,636	60,284
5.500%, due 01/01/18	116,976	116,298
5.500%, due 04/01/18	377,228	374,914
5.500%, due 01/01/19	1,915,214	1,903,468
5.500%, due 09/01/23	2,695,857	2,657,628
5.500%, due 02/01/24	5,215,760	5,139,388
6.000%, due 12/01/17	300,130	303,821
6.000%, due 10/01/29	31,060	31,162
6.000%, due 12/01/30	377,958	378,847
6.000%, due 03/01/31	508,674	510,166
6.000%, due 07/01/34	1,702,818	1,704,900
6.500%, due 02/01/17	125,439	128,131
6.500%, due 10/01/17	610,859	623,952
6.500%, due 01/01/29	1,986,623	2,034,836
6.500%, due 04/01/29	67,758	69,405
6.500%, due 11/01/29	1,319,541	1,351,687
7.000%, due 06/01/28	206,112	212,468
7.000%, due 04/01/32	1,874,113	1,930,154
Federal National Mortgage Association
5.000%, TBA	24,700,000	23,511,312
3.283%, due 09/01/33 †	121,900	121,813
3.875%, due 07/15/08	8,100,000	7,895,256
4.097%, due 05/01/33 †	365,664	374,065
4.244%, due 03/01/34 †	443,641	434,569
4.250%, due 05/15/09	6,840,000	6,672,646
4.303%, due 01/01/35 †	3,717,062	3,616,463
4.625%, due 06/01/10	2,970,000	2,897,137
4.656%, due 01/01/35 †	5,191,427	5,097,160
5.200%, due 11/08/10	6,450,000	6,393,311
5.500%, due 03/15/11	5,670,000	5,750,956
5.500%, due 02/01/18	8,394,209	8,351,800
5.500%, due 11/01/23	170,195	166,787
5.500%, due 04/01/24	5,978,346	5,889,082
5.500%, due 09/01/24	3,707,040	3,653,705
5.500%, due 05/01/33	6,040,719	5,908,240
5.500%, due 06/01/33	7,390,464	7,237,924
5.500%, due 07/01/33	5,964,696	5,833,884
6.000%, due 09/01/08	1,333,510	1,340,910
6.000%, due 06/01/14	1,179,458	1,195,975
6.000%, due 07/01/17	3,157,674	3,201,895
6.000%, due 08/01/17	751,054	761,500
6.000%, due 04/01/18	329,363	333,975

	Face
	Amount	Value
6.000%, due 03/01/20	$5,936,462	$6,016,865
6.000%, due 11/01/28	144,680	145,086
6.000%, due 03/01/29	890,672	892,860
6.000%, due 07/01/29	707,207	709,150
6.000%, due 06/01/31	12,596	12,628
6.000%, due 01/01/33	2,398,734	2,400,985
6.250%, due 02/01/11	5,535,000	5,740,365
6.500%, due 12/01/10	1,546,277	1,558,836
6.500%, due 03/01/17	574,998	588,778
6.500%, due 06/01/17	612,842	627,528
6.500%, due 03/01/28	151,641	155,475
6.500%, due 05/01/28	1,736,457	1,780,406
6.500%, due 07/01/28	3,846,018	3,943,358
6.500%, due 10/01/28	949,659	973,694
6.500%, due 12/01/28	155,954	159,901
6.500%, due 04/01/29	595,837	610,880
6.500%, due 06/01/29	662,586	679,284
6.500%, due 08/01/29	210,642	215,950
6.500%, due 10/01/29	1,639,043	1,680,526
6.500%, due 12/01/29	1,924,281	1,972,936
6.500%, due 05/01/30	143,599	147,233
6.500%, due 11/01/31	9,243	9,457
6.500%, due 07/01/32	3,988,718	4,078,101
6.625%, due 09/15/09	5,230,000	5,471,213
7.000%, due 08/01/32	975,398	1,004,811
7.000%, due 01/01/34	596,933	615,277
7.500%, due 05/01/31	22,878	23,903
7.500%, due 02/01/33	349,305	365,356
Federal National Mortgage Association
Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	379,923	389,256
Federal National Mortgage Association
Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,663,937	1,721,890
Federal National Mortgage Association
Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	82,925	85,755
Federal National Mortgage Association
Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	2,041,459	2,074,969
Federal National Mortgage Association
Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	87,722	89,754
Federal National Mortgage Association
Whole Loan, 03-W6, Class 6A †
5.173%, due 08/25/42	296,157	300,746
Federal National Mortgage Association
Whole Loan, 04-W11, Class 1A3
7.000%, due 05/25/44	2,384,257	2,447,656
Federal National Mortgage Association
Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	1,215	1,303
First Horizon Alternative Mortgage
Securities, 04-AA3, Class A1 †
5.327%, due 09/25/34	1,337,910	1,322,889
First Horizon Asset Securities, Inc.,
04-FL1, Class 1A1 †
5.088%, due 02/25/35	910,601	910,694
Government National Mortgage Association
5.125%, due 10/20/29 †	224,271	226,219
6.000%, due 11/20/28	41,005	41,431
6.000%, due 01/15/29	50,249	50,908
6.000%, due 02/20/29	36,409	36,773
6.000%, due 05/20/29	91,757	92,673
6.000%, due 07/15/29	869,378	880,777
6.500%, due 03/15/26	415,983	430,987
6.500%, due 04/15/31	1,342,790	1,392,572
6.500%, due 01/20/34	664,897	681,533
8.000%, due 12/15/22	10,462	11,181
Government National Mortgage Association,
REMIC, 01-35, Class AZ
6.500%, due 08/20/31	3,919,417	3,981,992
Residential Asset Securitization Trust,
04-IP2, Class B1 †
5.440%, due 12/25/34	5,635,759	5,526,566
Structured Adjustable Rate Mortgage
Loan Trust, 04-3AC, Class A1 †
4.940%, due 03/25/34	746,946	737,613

		Face
		Amount	Value
Structured Asset Securities Corp.,
02-23XS, Class A7 (d)
6.080%, due 11/25/32	$5,170,000		$5,121,026
Wells Fargo Mortgage Backed Securities
Trust, 03-18, Class A2
5.250%, due 12/25/33		3,592,782	3,423,698
			237,779,207
Stripped Mortgage-Backed Securities (e) — 0.11%
Federal National Mortgage Association ††
0.000%, due 08/01/34		2,879,707	2,099,086
Federal National Mortgage Association †††
5.500%, due 02/01/36		2,936,811	707,964
MLCC Mortgage Investors, Inc.,
03-D, Class XA1 †††
1.000%, due 08/25/28		7,405,209	67,688
Sequoia Mortgage Trust,
04-11, Class XAI †††
0.574%, due 12/20/34		44,896,734	664,682
Structured Adjustable Rate Mortgage
Loan Trust, 05-17, Class 4AX †††
5.500%, due 08/25/35		3,919,897	621,059
			4,160,479

U.S. Government Obligations — 5.76%
U.S. Treasury Bonds
6.250%, due 05/15/30 (b)		6,545,000	7,648,958
8.500%, due 02/15/20		13,690,000	18,359,577
8.750%, due 05/15/17 (b)		19,395,000	25,596,862
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 01/15/14		9,523,743	9,294,954
2.000%, due 07/15/14		8,805,034	8,587,311
U.S. Treasury Notes
2.500%, due 09/30/06 (b)		8,050,000	7,958,496
2.875%, due 11/30/06		6,425,000	6,342,175
3.625%, due 04/30/07		1,685,000	1,663,147
3.875%, due 05/15/09		2,455,000	2,388,062
3.875%, due 02/15/13 (b)		7,770,000	7,326,263
4.000%, due 09/30/07 (b)		34,525,000	34,101,516
4.125%, due 05/15/15 (b)		33,675,000	31,821,562
4.250%, due 10/15/10 (b)		58,930,000	57,553,454
			218,642,337
Total U.S. Bonds			614,568,904

International Bonds — 4.94%
International Corporate Bonds — 0.36%
Canada — 0.04%
Anadarko Finance Co., Series B
7.500%, due 05/01/31		$300,000	348,848
Bombardier, Inc., 144A
6.300%, due 05/01/14		900,000	825,750
Burlington Resources Finance Co.
6.680%, due 02/15/11		250,000	262,846
			1,437,444
Germany — 0.22%
Kreditanstalt fuer Wiederaufbau
4.750%, due 12/07/10	GBP	2,070,000	3,602,021
Landwirtschaftliche Rentenbank
5.750%, due 01/21/15	AUD	6,785,000	4,820,577
			8,422,598
Luxembourg — 0.03%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$325,000	307,940
6.375%, due 11/15/33		925,000	871,631
			1,179,571
United Kingdom — 0.07%
Abbey National PLC
7.950%, due 10/26/29		$295,000	361,789
Lloyds TSB Bank PLC
6.625%, due 03/30/15	GBP	330,000	639,467
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10 (f)		$675,000	756,330
Royal Bank of Scotland PLC
9.625%, due 06/22/15	GBP	370,000	855,890
			2,613,476
Total International Corporate Bonds			13,653,089

	Face
	Amount		Value
International Asset-Backed Securities — 0.10%
United Kingdom — 0.10%
Paragon Mortgages PLC, 7A, Class B1A, 144A †
5.499%, due 05/15/43		$1,040,000	$1,041,751
Permanent Financing PLC, 04, Class 2C (d)
5.600%, due 06/10/42		2,700,000	2,713,292
Total International Asset-Backed Securities			3,755,043

Foreign Government Bonds — 4.35%
Austria — 0.33%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	3,570,000	4,346,080
5.875%, due 07/15/06		6,655,000	8,130,703
			12,476,783
Belgium — 0.12%
Government of Belgium
5.750%, due 03/28/08	EUR	3,520,000	4,462,732

Canada — 0.16%
Government of Canada
3.000%, due 06/01/06	CAD	5,870,000	5,019,846
5.750%, due 09/01/06		1,485,000	1,280,494
			6,300,340
Finland — 0.22%
Government of Finland
5.000%, due 07/04/07	EUR	2,110,000	2,616,108
5.750%, due 02/23/11		4,420,000	5,874,687
			8,490,795
France — 0.80%
French Treasury Note
3.500%, due 07/12/09	EUR	3,885,000	4,712,618
Government of France
3.750%, due 04/25/21		3,920,000	4,643,619
4.750%, due 04/25/35		470,000	638,871
5.000%, due 10/25/16		3,460,000	4,618,599
5.500%, due 04/25/07		2,025,000	2,512,905
5.500%, due 04/25/10		5,025,000	6,541,330
5.500%, due 04/25/29		4,655,000	6,889,534
			30,557,476
Germany — 1.78%
Bundesobligation
3.500%, due 10/10/08	EUR	4,400,000	5,346,766
Bundesschatzanweisungen
2.500%, due 09/22/06		4,300,000	5,201,659
Deutsche Bundesrepublik
3.750%, due 01/04/09		1,230,000	1,503,721
3.750%, due 01/04/15		155,000	187,667
4.500%, due 07/04/09	14,010,000		17,516,459
4.750%, due 07/04/34		6,805,000	9,280,776
5.000%, due 07/04/12		150,000	195,023
5.250%, due 07/04/10		5,695,000	7,358,654
6.000%, due 01/04/07	10,290,000		12,740,796
6.500%, due 07/04/27		4,955,000	8,125,168
			67,456,689
Italy — 0.08%
Buoni Poliennali Del Tesoro
8.750%, due 07/01/06	EUR	2,440,000	2,997,743

Netherlands — 0.20%
Government of Netherlands
4.000%, due 01/15/37	EUR	3,070,000	3,713,370
5.000%, due 07/15/11		2,930,000	3,790,377
			7,503,747
Sweden — 0.06%
Government of Sweden
6.750%, due 05/05/14	SEK	12,750,000	1,992,428
8.000%, due 08/15/07	2,000,000		274,944
			2,267,372
United Kingdom — 0.60%
U.K. Gilts
4.750%, due 09/07/15	GBP	3,900,000	6,956,369
4.750%, due 03/07/20		1,250,000	2,264,653
5.000%, due 03/07/12		7,490,000	13,393,109
			22,614,131
Total Foreign Government Bonds			165,127,808

	Face
	Amount		Value
Sovereign/SupraNational Bonds — 0.13%
Eurofima
6.250%, due 12/28/18	AUD	5,790,000	$4,310,889
Pemex Project Funding Master Trust
8.000%, due 11/15/11	$670,000		729,400
			5,040,289
Total International Bonds			187,576,229
Total Bonds (Cost $823,892,109)			802,145,133

	Shares
Investment Companies — 10.93%
iShares Russell 2000 Index Fund (b)	383,600	29,153,600
UBS Corporate Bond Relationship Fund*	2,418,337	26,773,166
UBS Emerging Markets Equity
Relationship Fund*	5,177,204	126,135,838
UBS High Yield Relationship Fund*	1,595,260	31,567,965
UBS Small Cap Equity Relationship Fund*	2,175,127	97,206,441
UBS U.S. Securitized Mortgage
Relationship Fund*	8,672,925	104,287,581
Total Investment Companies
(Cost $328,109,658)		415,124,591

Short-Term Investments — 9.72%
Other — 9.69%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, *
yield of 4.82%	368,140,007	368,140,007

	Face
	Amount
U.S. Government Obligations — 0.03%
U.S. Treasury Bills, yield of 4.62% (g)
due 07/06/06	$1,000,000	988,347

Total Short-Term Investments (Cost $369,128,687)		369,128,354

	Shares
Investment of Cash Collateral
for Securities Loaned* — 3.75%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $142,667,720)	142,667,720	142,667,720
Total Investments — 104.09%
(Cost $3,621,321,983)		3,953,736,694
Liabilities, in excess of cash and other assets — (4.09%)		(155,503,863)
Net Assets — 100.00%		$3,798,232,831

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $3,621,321,983; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$386,304,719
Gross unrealized depreciation	(53,890,008)
Net unrealized appreciation	$332,414,711

†	Floating rate securities — The interest rates shown are the current rates as of March 31, 2006.
††

Principal Only Security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slowly than expected and cause the yield to decrease.

†††	Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages.

The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

*	Investments in affiliated mutual funds.
(a)	Non-income producing security.
(b)	Securities, or portion thereof, were on loan at March 31, 2006.
(c)	All or a portion of this security is seggregated for “To Be Announced” (“TBA”) securities.
(d)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006.
Maturity date disclosed is the ultimate maturity date.
(e)	Security is illiquid. These securities amounted to $4,160,479 or 0.11% of net assets.
(f)	Perpetual bond security. The maturity date reflects the next call date.
(g)	This security was pledged to cover margin requirements for futures contracts.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $40,726,166 or 1.07% of net assets.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments.  Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2006:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Date	(Depreciation)
Australian Dollar	31,330,000	USD	22,964,733	05/18/06	$552,505
British Pound	63,425,000	USD	108,504,002	05/18/06	(1,743,025)
Canadian Dollar	41,155,000	USD	35,323,148	05/18/06	40,271
Euro	187,595,000	USD	222,324,430	05/18/06	(5,616,625)
Japanese Yen	4,512,831,540	AUD	55,130,000	05/18/06	854,608
United States Dollar	3,764,636	AUD	5,275,000	05/18/06	11,737
United States Dollar	10,374,353	CAD	12,080,000	05/18/06	(17,965)
United States Dollar	150,481,046	CHF	196,085,000	05/18/06	627,179
United States Dollar	75,907,247	EUR	63,150,000	05/18/06	824,423
United States Dollar	32,982,071	GBP	18,985,000	05/18/06	18,162
United States Dollar	204,318,827	JPY	23,974,400,000	05/18/06	654,214
United States Dollar	95,265,298	JPY	11,125,800,000	05/18/06	(143,458)
United States Dollar	180,030,058	SEK	1, 437,450,000	05/18/06	5,162,328
United States Dollar	109,878,002	SGD	184,995,000	05/18/06	4,803,765
United States Dollar	93,711,557	THB	3,875,910,000	05/18/06	5,950,581
Total net unrealized appreciation on forward foreign currency contracts					$11,978,700

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	United States Dollar

FUTURES CONTRACTS

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2006:

				Unrealized
		Cost/	Current	Appreciation/
	Expiration Dates	Proceeds	Value	(Depreciation)
U.S. Treasury Notes Futures Buy Contracts:
5 Year U.S. Treasury Notes, 203 contracts	June 2006	$21,313,360	$21,200,813	$(112,547)
10 Year U.S. Treasury Notes, 72 contracts	June 2006	7,751,538	7,660,125	(91,413)

Index Futures Buy Contracts:
Amsterdam Exchanges Index, 505 contracts (EUR)	April 2006	56,085,734	57,355,164	1,269,430
FTSE 100 Index, 905 contracts (GBP)	June 2006	93,102,711	93,869,117	766,406

Index Futures Sale Contracts:
DAX Index, 211 contracts (EUR)	June 2006	38,005,869	38,364,641	(358,772)
Nikkei 225 index, 267 contracts (JPY)	June 2006	37,451,254	38,609,516	(1,158,262)
S&P Toronto Stock Exchange, 317 contracts (CAD)	June 2006	36,493,481	37,214,283	(720,802)
S&P 500 Index, 68 contracts (USD)	June 2006	21,924,560	22,156,100	(231,540)
SPI 200 Index, 414 contracts (AUD)	June 2006	36,363,751	38,077,755	(1,714,004)
Total net unrealized depreciation on futures contracts				$(2,351,504)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at March 31, 2006 was $16,258,072.

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006  (Unaudited)

EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.26%
Air Freight & Logistics	0.71
Auto Components	1.00
Automobiles	0.38
Beverages	0.30
Biotechnology	0.96
Building Products	0.85
Capital Markets	2.39
Commercial Banks	2.68
Commercial Services & Supplies	0.31
Computers & Peripherals	0.49
Diversified Financial Services	2.74
Diversified Telecommunication Services	1.87
Electric Utilities	1.70
Electronic Equipment & Instruments	0.09
Energy Equipment & Services	0.27
Food & Staples Retailing	1.60
Gas Utilities	0.24
Health Care Equipment & Supplies	0.92
Health Care Providers & Services	2.73
Insurance	1.90
Internet & Catalog Retail	0.54
Machinery	0.91
Media	1.85
Multi-Utilities & Unregulated Power	0.44
Multiline Retail	0.56
Oil & Gas	1.05
Pharmaceuticals	3.60
Road & Rail	0.88
Semiconductors & Semiconductor Equipment	1.27
Software	3.32
Thrifts & Mortgage Finance	0.63
Total U.S. Equities	40.44	*
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.16
Airlines	0.13
Auto Components	0.25
Automobiles	0.57
Beverages	0.39
Biotechnology	0.07
Capital Markets	0.62
Chemicals	0.41
Commercial Banks	3.24
Commercial Services & Supplies	0.10
Communications Equipment	0.19
Construction & Engineering	0.04
Construction Materials	0.22
Consumer Finance	0.18
Distributors	0.02
Diversified Financial Services	0.11
Diversified Telecommunication Services	0.59
Electric Utilities	0.31
Electronic Equipment & Instruments	0.11
Energy Equipment & Services	0.53
Food & Staples Retailing	0.43
Food Products	0.14
Gas Utilities	0.02
Health Care Equipment & Supplies	0.07
Hotels, Restaurants & Leisure	0.64
Household Durables	0.36
Industrial Conglomerates	0.09
Insurance	1.84
Internet & Catalog Retail	0.08
IT Services	0.35
Machinery	0.33
Media	0.39
Metals & Mining	0.17
Office Electronics	0.20
Oil & Gas	1.40
Paper & Forest Products	0.16
Pharmaceuticals	0.90
Real Estate	0.25
Road & Rail	0.25

Semiconductors & Semiconductor Equipment	0.28
Specialty Retail	0.26
Textiles, Apparel & Luxury Goods	0.05
Tobacco	0.22
Trading Companies & Distributors	0.32
Wireless Telecommunication Services	0.69
Total International Equities	18.13	*
TOTAL EQUITIES	58.57

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.01
Automobiles	0.08
Beverages	0.05
Capital Markets	0.19
Chemicals	0.02
Commercial Banks	0.21
Commercial Services & Supplies	0.08
Consumer Finance	0.16
Diversified Financial Services	0.81
Diversified Telecommunication Services	0.12
Electric Utilities	0.11
Food & Staples Retailing	0.04
Food Products	0.06
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Insurance	0.04
IT Services	0.01
Media	0.08
Multi-Utilities & Unregulated Power	0.04
Oil & Gas	0.11
Personal Products	0.01
Pharmaceuticals	0.04
Real Estate	0.04
Road & Rail	0.03
Thrifts & Mortgage Finance	0.07
Tobacco	0.03
Wireless Telecommunication Services	0.01
Total U.S. Corporate Bonds	2.47
Asset-Backed Securities	0.41
Commercial Mortgage-Backed Securities	1.17
Mortgage & Agency Debt Securities	6.26
Stripped Mortgage-Backed Securities	0.11
U.S. Government Obligations	5.76
Total U.S. Bonds	16.18	*
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.02
Commercial Banks	0.29
Diversified Telecommunication Services	0.03
Oil & Gas	0.02
Total International Corporate Bonds	0.36
International Asset-Backed Securities	0.10
Foreign Government Bonds	4.35
Sovereign/SupraNational Bond	0.13
Total International Bonds	4.94
TOTAL BONDS	21.12
INVESTMENT COMPANIES	10.93
SHORT-TERM INVESTMENTS	9.72	*
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED	3.75
TOTAL INVESTMENTS	104.09
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(4.09)
NET ASSETS	100.00%

*                 The Fund held a short position in U.S. Stock index futures which decreased U.S. Equity exposure from 40.44% to 40.43%. The Fund also held short positions in International Stock index futures which reduced the International Equity exposure from 18.13% to 18.02%. The Fund also held long positions in International Stock index futures which increased the International Equity exposure from 18.13% to 18.18%. The Fund held long positions in U.S. Treasury Note futures which decreased U.S. Bond exposure from 16.18% to 16.17%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term investments from 9.72% to 9.70%

UBS Global Equity Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 99.16%
U.S. Equities — 51.69%
Allergan, Inc.	34,900	$3,786,650
American Electric Power Co., Inc.	55,500	1,888,110
American International Group, Inc.	101,800	6,727,962
Analog Devices, Inc.	103,200	3,951,528
Anheuser-Busch Cos., Inc., Series B	105,100	4,495,127
AT&T, Inc.	124,700	3,371,888
Baker Hughes, Inc.	36,300	2,482,920
Bristol-Myers Squibb Co.	86,400	2,126,304
Burlington Northern Santa Fe Corp.	57,200	4,766,476
Caremark Rx, Inc. (a)	45,300	2,227,854
Cendant Corp.	98,200	1,703,770
Cephalon, Inc. (a)	30,700	1,849,675
Citigroup, Inc.	299,600	14,150,108
Costco Wholesale Corp.	154,800	8,383,968
Dell, Inc. (a)	134,700	4,008,672
DIRECTV Group, Inc. (a)	170,400	2,794,560
Exelon Corp.	47,400	2,507,460
Expedia, Inc. (a)	172,500	3,496,575
FedEx Corp.	45,500	5,138,770
Fifth Third Bancorp	113,500	4,467,360
Freddie Mac	66,300	4,044,300
Genzyme Corp. (a)	68,700	4,618,014
Harley-Davidson, Inc.	34,600	1,795,048
Hartford Financial Services Group, Inc.	25,900	2,086,245
Healthsouth Corp. (a)	33,100	165,169
Illinois Tool Works, Inc.	53,200	5,123,692
Intel Corp.	270,800	5,239,980
Johnson & Johnson	98,002	5,803,678
Johnson Controls, Inc.	60,700	4,608,951
JPMorgan Chase & Co.	94,700	3,943,308
Kohl’s Corp. (a)	107,800	5,714,478
Kroger Co. (a)	111,000	2,259,960
Lockheed Martin Corp.	56,900	4,274,897
Masco Corp.	188,100	6,111,369
Medco Health Solutions, Inc. (a)	85,900	4,915,198
Medtronic, Inc.	25,600	1,299,200
Mellon Financial Corp.	203,500	7,244,600
Mercury Interactive Corp. (a)	57,000	1,983,600
Microsoft Corp.	386,900	10,527,549
Morgan Stanley	134,600	8,455,572
NiSource, Inc.	64,700	1,308,234
Northeast Utilities	56,300	1,099,539
Northrop Grumman Corp.	52,900	3,612,541
Omnicom Group, Inc.	61,400	5,111,550
Oracle Corp. (a)	437,400	5,988,006
Pepco Holdings, Inc.	75,200	1,713,808
PNC Financial Services Group, Inc.	33,400	2,248,154
R.H. Donnelley Corp. (a)	29,500	1,717,785
Sempra Energy	65,300	3,033,838
Sprint Nextel Corp.	309,653	8,001,434
Symantec Corp. (a)	311,065	5,235,224
Sysco Corp.	52,100	1,669,805
UnitedHealth Group, Inc.	81,300	4,541,418
Univision Communications, Inc. (a)	28,300	975,501
Waters Corp. (a)	32,300	1,393,745
Wells Fargo & Co.	123,700	7,900,719
Wyeth	190,900	9,262,468
Xilinx, Inc.	73,900	1,881,494
Zimmer Holdings, Inc. (a)	19,400	1,311,440

Total U.S. Equities		242,547,248

	Shares	Value
International Equities — 47.47%
Australia — 1.96%
National Australia Bank Ltd.	92,610	$2,499,491
Qantas Airways Ltd.	705,906	1,788,968
QBE Insurance Group Ltd.	313,044	4,903,487
		9,191,946
Austria — 0.67%
Telekom Austria AG	133,758	3,152,741

Bermuda — 0.77%
Accenture Ltd., Class A	120,000	3,608,400

Canada — 0.82%
Cott Corp. (a)	16,700	215,069
Jean Coutu Group, Inc.	127,100	1,262,457
Magna International, Inc., Class A	31,300	2,359,862
		3,837,388
Cayman Islands — 0.41%
GlobalSantaFe Corp.	31,500	1,913,625

France — 5.52%
AXA S.A.	121,864	4,276,838
BNP Paribas New (a)	2,030	182,167
BNP Paribas	19,491	1,810,486
France Telecom S.A.	256,112	5,760,454
Sanofi-Aventis	33,878	3,222,822
Total S.A.	35,190	9,283,817
Unibail REIT	7,529	1,359,479
		25,896,063
Germany — 2.91%
Allianz AG	33,107	5,527,832
Cash.Life AG	6,516	244,947
Deutsche Postbank AG	24,322	1,764,940
QSC AG (a)	50,511	310,956
Rhoen-Klinikum AG	13,212	565,988
Schering AG (a)	21,073	2,190,846
Siemens AG	22,318	2,083,629
United Internet AG	14,724	947,300
		13,636,438
Hong Kong — 0.31%
Esprit Holdings Ltd.	186,000	1,447,891

Ireland — 1.46%
Bank of Ireland	368,975	6,863,635

Italy — 1.59%
ENI SpA	75,707	2,154,185
UniCredito Italiano SpA	733,455	5,301,915
		7,456,100
Japan — 9.30%
Canon, Inc.	52,200	3,454,868
Funai Electric Co. Ltd.	8,800	870,280
Honda Motor Co. Ltd.	40,200	2,489,873
Japan Tobacco, Inc.	945	3,323,959
KDDI Corp.	380	2,030,756
Mitsui Sumitomo Insurance Co. Ltd.	140,000	1,904,333
Nissan Motor Co. Ltd.	241,500	2,868,454
Nitto Denko Corp.	61,600	5,228,411
NTN Corp.	210,000	1,664,656
NTT DoCoMo, Inc.	2,252	3,329,210
Rohm Co. Ltd.	21,400	2,263,636
Sompo Japan Insurance, Inc.	174,000	2,523,518
Sumitomo Mitsui Financial Group, Inc.	215	2,374,681
Takefuji Corp.	31,950	2,011,466
Toyota Motor Corp.	117,700	6,430,000
West Japan Railway Co.	209	882,523
		43,650,624

	Shares	Value
Netherlands — 4.49%
ABN AMRO Holding NV	231,859	$6,951,404
Aegon NV	204,559	3,785,354
ASML Holding NV (a)	83,418	1,703,368
Reed Elsevier NV	146,032	2,093,542
TNT NV	98,188	3,399,520
VNU NV	96,898	3,150,535
		21,083,723
Norway — 0.67%
Telenor ASA	291,200	3,132,568

Panama — 1.24%
Carnival Corp.	122,800	5,817,036

Spain — 0.86%
Banco Bilbao Vizcaya Argentaria S.A.	74,399	1,552,563
Banco Santander Central Hispano S.A.	171,613	2,506,029
		4,058,592
Sweden — 0.42%
Svenska Cellulosa AB, B Shares	45,200	1,984,772

Switzerland — 3.22%
Adecco S.A.	56,393	3,151,329
Holcim Ltd.	50,959	4,057,488
Novartis AG	34,221	1,903,135
Roche Holding AG	23,356	3,477,467
Swiss Reinsurance Co.	36,205	2,530,032
		15,119,451
United Kingdom — 10.85%
Barclays PLC	568,265	6,649,490
BP PLC	1,085,652	12,467,860
Diageo PLC	139,920	2,203,674
Gallaher Group PLC	385,517	5,626,297
GUS PLC	84,935	1,556,822
Kingfisher PLC	485,978	2,022,190
Prudential PLC	297,045	3,444,874
Rentokil Initial PLC	680,419	1,844,170
Royal Bank of Scotland Group PLC	170,565	5,550,441
Vodafone Group PLC	4,567,223	9,561,787
		50,927,605
Total International Equities		222,778,598
Total Equities (Cost $363,788,681)		465,325,846

Number of
Warrants
Warrants — 0.00%
Lucent Technologies, Inc. (a) expires 12/10/07 (Cost $0)	1,067	667

	Shares
Short-Term Investment* — 0.43%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82% (Cost $2,003,740)	2,003,740	2,003,740

Total Investments — 99.59%
(Cost $365,792,421)		467,330,253
Cash and other assets, less liabilities — 0.41%		1,920,689
Net Assets — 100.00%		$469,250,942

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $365,792,421; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$107,314,260
Gross unrealized depreciation	(5,776,428)
Net unrealized appreciation	$101,537,832

(a)                                  Non-income producing security.

*                                         Investment in affiliated mutual fund.

REIT                     Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2006:

					Unrealized
	Contracts	In Exchange		Maturity	Appreciation/
	to Deliver	For		Date	(Depreciation)
Australian Dollar	13,450,000	USD	9,858,783	05/18/06	$237,191
British Pound	16,135,000	USD	27,602,871	05/18/06	(443,417)
Euro	6,385,000	USD	7,778,246	05/18/06	20,024
Euro	28,590,000	USD	33,819,553	05/18/06	(919,299)
Japanese Yen	669,100,000	USD	5,850,566	05/18/06	129,987
Japanese Yen	856,643,970	AUD	10,465,000	05/18/06	162,225
United States Dollar	2,179,856	AUD	2,985,000	05/18/06	(44,506)
United States Dollar	3,029,444	CAD	3,475,000	05/18/06	(50,268)
United States Dollar	18,304,798	CHF	23,815,000	05/18/06	47,663
United States Dollar	6,007,355	EUR	4,995,000	05/18/06	61,919
United States Dollar	10,405,169	GBP	5,935,000	05/18/06	(88,793)
United States Dollar	15,586,508	JPY	1,828,500,000	05/18/06	46,551
United States Dollar	20,813,032	JPY	2,418,200,000	05/18/06	(138,237)
United States Dollar	24,972,134	SEK	199,390,000	05/18/06	716,071
United States Dollar	11,106,887	SGD	18,700,000	05/18/06	485,583
Total net unrealized appreciation on forward foreign currency contracts					$222,694

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification
As a Percent of Net Assets
As of March 31, 2006 (Unaudited)

EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.68%
Air Freight & Logistics	1.10
Auto Components	0.98
Automobiles	0.38
Beverages	0.96
Biotechnology	1.38
Building Products	1.30
Capital Markets	3.40
Commercial Banks	3.11
Commercial Services & Supplies	0.36
Computers & Peripherals	0.85
Diversified Financial Services	3.80
Diversified Telecommunication Services	2.42
Electric Utilities	1.54
Energy Equipment & Services	0.53
Food & Staples Retailing	2.62
Gas Utilities	0.28
Health Care Equipment & Supplies	0.85
Health Care Providers & Services	2.53
Insurance	1.88
Internet & Catalog Retail	0.75
Machinery	1.09
Media	2.26
Multi-Utilities & Unregulated Power	0.65
Multiline Retail	1.22
Pharmaceuticals	4.47
Road & Rail	1.02
Semiconductors & Semiconductor Equipment	2.36
Software	5.06
Thrifts & Mortgage Finance	0.86
Total U.S. Equities	51.69

INTERNATIONAL EQUITIES
Air Freight & Logistics	0.72
Airlines	0.38
Auto Components	0.50
Automobiles	2.51
Beverages	0.52
Chemicals	1.11
Commercial Banks	9.38
Commercial Services & Supplies	1.06
Construction Materials	0.86
Consumer Finance	0.43
Diversified Telecommunication Services	2.63
Energy Equipment & Services	0.41
Food & Staples Retailing	0.27
Health Care Providers & Services	0.12
Hotels, Restaurants & Leisure	1.24
Household Durables	0.19
Industrial Conglomerates	0.44
Insurance	6.16
Internet & Catalog Retail	0.33
Internet Software & Services	0.20
IT Services	0.77
Machinery	0.35
Media	1.12
Office Electronics	0.74
Oil & Gas	5.15
Paper & Forest Products	0.42
Pharmaceuticals	2.30
Real Estate	0.29
Road & Rail	0.19
Semiconductors & Semiconductor Equipment	0.85

Specialty Retail	0.74%
Tobacco	1.91
Wireless Telecommunication Services	3.18
Total International Equities	47.47
TOTAL EQUITIES	99.16
WARRANTS	0.00 †
SHORT-TERM INVESTMENT	0.43
TOTAL INVESTMENTS	99.59
CASH AND OTHER ASSETS, LESS LIABILITIES	0.41
NET ASSETS	100.00%

†                  Amount represents less than 0.005%

UBS Global Bond Fund  — Schedule of Investments

March 31, 2006 (Unaudited)

	Face
	Amount		Value
Bonds — 77.79%
U.S. Bonds — 25.87%
U.S. Corporate Bonds — 6.78%
Altria Group, Inc.
7.750%, due 01/15/27	$230,000		$263,180
Bank One Corp.
7.875%, due 08/01/10	350,000		381,646
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	120,000		120,000
Citigroup, Inc.
5.000%, due 09/15/14	400,000		382,840
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	150,000		155,926
Computer Sciences Corp.
3.500%, due 04/15/08	200,000		192,597
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	185,000		177,031
DaimlerChrysler N.A. Holding Corp.
7.200%, due 09/01/09	350,000		365,522
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	150,000		164,316
Ford Motor Credit Co.
5.800%, due 01/12/09	80,000		73,060
General Electric Capital Corp.
4.375%, due 01/20/10	EUR	35,000	43,372
6.750%, due 03/15/32	$110,000		122,494
HSBC Finance Corp.
6.750%, due 05/15/11	350,000		368,471
Kraft Foods, Inc.
5.625%, due 11/01/11	200,000		200,266
Kroger Co.
8.050%, due 02/01/10	350,000		376,731
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	200,000		204,148
Miller Brewing Co., 144A
5.500%, due 08/15/13	200,000		197,180
Morgan Stanley
5.300%, due 03/01/13	335,000		327,627
Sprint Capital Corp.
8.375%, due 03/15/12	300,000		338,970
Toyota Motor Credit Corp.
4.500%, due 12/15/06	GBP	200,000	347,320
UST, Inc.
6.625%, due 07/15/12		$10,000	10,378
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	350,000		366,955
Washington Mutual, Inc.
5.625%, due 01/15/07	350,000		350,623
			5,530,653
Asset-Backed Securities — 1.93%
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15	30,000		30,404
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A (a)
5.158%, due 06/25/33	10,055		10,084
First Franklin Mortgage Loan Asset-Backed Certificates, 05-FFA, Class M3 (a)
5.517%, due 03/25/25	500,000		483,235
GSAMP Trust, 06-S1, Class M6 (a)
7.000%, due 11/25/35	500,000		478,887
Metris Master Trust, 05-2, Class C, 144A †
5.326%, due 09/20/11	500,000		501,484
Peco Energy Transition Trust, 99-A, Class A7
6.130%, due 03/01/09	55,000		55,779
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	1,798		1,791
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	17,577		15,580
			1,577,244
Commercial Mortgage-Backed Securities — 4.34%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	350,000		359,940
Asset Securitization Corp., 96-MD6, Class A4 †
6.879%, due 11/13/29	375,000		386,329

	Face
	Amount		Value
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	$80,000		$85,393
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class G, 144A †
5.699%, due 09/15/18	500,000		500,273
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	290,000		308,738
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	95,832		97,095
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	500,000		542,807
Hilton Hotel Pool Trust, 00-HLTA, Class A1, 144A
7.055%, due 10/03/15	290,114		301,240
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	776		774
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	85,000		88,970
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	20,592		20,597
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	173,526		169,046
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	2,254		2,253
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	155,000		151,174
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	10,500		10,675
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	352,836		374,027
TIAA Retail Commercial Trust, 01- C1A, Class A2, 144A
6.300%, due 06/19/21	140,745		142,433
			3,541,764
Mortgage & Agency Debt Securities — 3.34%
Federal Home Loan Mortgage Corp.
3.750%, due 04/15/07	665,000		655,818
3.875%, due 01/12/09	105,000		101,666
5.000%, due 01/30/14	85,000		82,708
Federal National Mortgage Association
6.000%, due 05/15/08	320,000		325,913
6.375%, due 08/15/07	AUD	1,160,000	837,320
6.625%, due 09/15/09	$550,000		575,367
Government National Mortgage Association
6.500%, due 04/15/31	139,438		144,608
			2,723,400
U.S. Government Obligations — 9.48%
U.S. Treasury Bonds
6.250%, due 05/15/30	1,950,000		2,278,910
8.750%, due 05/15/17	280,000		369,535
U.S. Treasury Notes
4.250%, due 10/15/10	1,340,000		1,308,699
5.000%, due 02/15/11 (b)	3,755,000		3,785,509
			7,742,653
Total U.S. Bonds			21,115,714

International Bonds — 51.92%
International Corporate Bonds — 9.66%
Australia — 0.05%
Telstra Corp. Ltd.
6.375%, due 06/29/11	EUR	30,000	40,245

	Face
	Amount		Value
France — 1.65%
BNP Paribas
5.250%, due 12/17/12	EUR	140,000	$182,315
5.625%, due 08/07/08	100,000		126,549
5.750%, due 01/24/22	GBP	80,000	150,372
Credit Lyonnais S.A. †
5.000%, due 11/15/12	EUR	210,000	260,582
France Telecom S.A.
8.125%, due 01/28/33	230,000		382,523
Veolia Environnement
4.875%, due 05/28/13	190,000		239,849
			1,342,190
Germany — 2.13%
Kreditanstalt fuer Wiederaufbau
4.750%, due 08/17/07	EUR	710,000	877,964
Landwirtschaftliche Rentenbank
5.750%, due 01/21/15	AUD	1,210,000	859,676
			1,737,640
Ireland — 0.24%
Bank of Ireland
6.450%, due 02/10/10	EUR	150,000	198,951

Luxembourg — 1.28%
Telecom Italia Finance S.A.
6.575%, due 07/30/09	EUR	600,000	785,197
7.750%, due 01/24/33	170,000		261,061
			1,046,258
Netherlands — 1.30%
Bank Nederlandse Gemeenten NV
6.250%, due 06/18/07	AUD	530,000	381,996
Deutsche Telekom International Finance BV
8.125%, due 05/29/12	EUR	65,000	95,057
E.ON International Finance BV
6.375%, due 05/29/12	GBP	100,000	185,823
Prudential Finance BV
9.375%, due 06/04/07	35,000		63,867
RWE Finance BV
5.500%, due 10/26/07	EUR	265,000	331,247
			1,057,990
Singapore — 0.08%
Singapore Telecommunications Ltd.
6.000%, due 11/21/11	EUR	50,000	66,482

United Kingdom — 2.93%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	25,000	31,214
Barclays Bank PLC
4.500%, due 03/04/19 †	190,000		235,801
5.750%, due 09/14/26	GBP	80,000	152,350
HBOS Treasury Services PLC
4.750%, due 02/06/07	EUR	195,000	239,343
Lloyds TSB Bank PLC
5.875%, due 06/20/14	GBP	210,000	385,699
7.750%, due 06/18/07	35,000		62,868
National Westminster Bank PLC
6.000%, due 01/21/10	EUR	335,000	438,226
6.500%, due 09/07/21	GBP	110,000	221,409
Pearson PLC
6.125%, due 02/01/07	EUR	360,000	446,166
Travelers Insurance Co. Institutional Funding Ltd.
5.750%, due 12/06/11	GBP	100,000	179,984
			2,393,060
Total International Corporate Bonds			7,882,816

International Asset-Backed Securities — 0.43%
United Kingdom — 0.43%
Paragon Mortgages PLC, 7A, Class B1A, 144A †
5.499%, due 05/15/43	$100,000		100,168
Permanent Financing PLC, 04, Class 2C (a)
5.600%, due 06/10/42	250,000		251,231
			351,399

	Face
	Amount		Value
International Collateralized Debt Obligations — 0.41%
Cayman Islands — 0.41%
Ares VR CLO Ltd., 06-1A, Class D, 144A †
6.898%, due 02/24/18	$240,000		$239,112
Tricadia CDO Ltd., 05-4A, Class B1L, 144A †
8.140%, due 12/11/40	100,000		99,500
			338,612
International Commercial Mortgage-Backed Securities — 0.27%
United Kingdom — 0.27%
Granite Master Issuer PLC, 05-4, Class C4 † (a)
3.154%, due 12/20/54	EUR	180,000	217,784

International Mortgage-Backed Securities — 0.33%
United Kingdom — 0.33%
Whinstone Capital Management Ltd., 1X, Class B2 †
3.424%, due 10/25/44	EUR	220,000	267,807

Foreign Government Bonds — 37.35%
Austria — 1.70%
Republic of Austria
5.875%, due 07/15/06	EUR	1,135,000	1,386,679

Belgium — 1.41%
Government of Belgium
5.750%, due 03/28/08	EUR	910,000	1,153,718

Canada — 1.35%
Government of Canada
6.000%, due 06/01/08	CAD	1,240,000	1,105,441

Finland — 0.45%
Government of Finland
5.000%, due 07/04/07	EUR	295,000	365,759

France — 9.92%
French Treasury Note
3.500%, due 07/12/09	EUR	4,935,000	5,986,299
Government of France
5.500%, due 04/25/29	1,425,000		2,109,041
			8,095,340
Germany — 9.23%
Deutsche Bundesrepublik
4.250%, due 01/04/14	EUR	1,150,000	1,441,380
6.000%, due 01/04/07	2,800,000		3,466,883
6.250%, due 01/04/24	1,685,000		2,627,365
			7,535,628
Italy — 0.91%
Buoni Poliennali Del Tesoro
5.000%, due 02/01/12	EUR	575,000	745,537

Japan — 5.76%
Government of Japan
1.500%, due 09/20/15	JPY	414,000,000	3,446,073
1.900%, due 06/20/25	151,000,000		1,253,522
			4,699,595
Netherlands — 1.05%
Government of Netherlands
5.000%, due 07/15/11	EUR	665,000	860,273

Sweden — 2.49%
Government of Sweden
6.500%, due 05/05/08	SEK	14,800,000	2,034,774

United Kingdom — 3.08%
U.K. Gilts
4.750%, due 09/07/15	GBP	125,000	222,961
4.750%, due 03/07/20	815,000		1,476,554
5.000%, due 03/07/12	170,000		303,982
5.750%, due 12/07/09	280,000		507,196
			2,510,693
Total Foreign Government Bonds			30,493,437

	Face
	Amount		Value
Sovereign/SupraNational Bonds — 3.47%
Eurofima
6.250%, due 12/28/18	AUD	1,590,000	$1,183,819
European Investment Bank
4.000%, due 01/15/07	EUR	660,000	804,648
6.250%, due 04/15/14	GBP	440,000	841,101
			2,829,568
Total International Bonds			42,381,423
Total Bonds (Cost $64,890,034)			63,497,137

	Shares
Investment Company* — 14.27%
UBS U.S. Securitized Mortgage Relationship Fund (Cost $11,134,101)	968,775	11,649,031

Short-Term Investment* — 8.10%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 4.82% (Cost $6,610,428)	6,610,428	6,610,428

Total Investments — 100.16%
(Cost $82,634,563)		81,756,596
Liabilities, in excess of cash and other assets — (0.16%)		(128,282)
Net Assets — 100.00%		$81,628,314

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $82,634,563; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$709,026
Gross unrealized depreciation	(1,586,993)
Net unrealized depreciation	$(877,967)

†	Floating rate securities — The interest rates shown are the current rates as of March 31, 2006.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	All or portion of these securities have been pledged to cover forward foreign currency contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $3,103,223 or 3.80% of net assets.

*	Investments in affiliated mutual funds.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GSAMP	GS Mortgage Securities Corp.
RAFC	Residential Asset Funding Corporation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)
Australian Dollar	4,980,000	USD	3,638,404	05/18/06	$75,911
Australian Dollar	575,000	USD	410,567	05/18/06	(765)
British Pound	235,000	USD	411,426	05/18/06	2,943
British Pound	1,150,000	USD	1,967,357	05/18/06	(31,604)
Canadian Dollar	555,000	USD	482,693	05/18/06	6,882
Euro	6,015,000	USD	7,133,555	05/18/06	(175,091)
Japanese Yen	86,600,000	USD	733,569	05/18/06	(6,832)
United States Dollar	1,094,502	AUD	1,465,000	05/18/06	(46,499)
United States Dollar	476,354	CAD	555,000	05/18/06	(543)
United States Dollar	2,079,130	CHF	2,705,000	05/18/06	5,414
United States Dollar	394,424	DKK	2,490,000	05/18/06	10,983
United States Dollar	791,668	EUR	650,000	05/18/06	(1,872)
United States Dollar	806,345	EUR	670,000	05/18/06	7,752
United States Dollar	9,886,508	JPY	1,159,900,000	05/18/06	30,246
United States Dollar	1,017,322	JPY	115,700,000	05/18/06	(28,126)
United States Dollar	979,492	KRW	960,000,000	05/23/06	9,724
United States Dollar	371,971	SEK	2,970,000	05/18/06	10,666
United States Dollar	855,290	SGD	1,440,000	05/18/06	37,392
United States Dollar	805,609	THB	33,320,000	05/18/06	51,155
United States Dollar	1,160,991	TWD	37,500,000	05/23/06	389
Total net unrealized depreciation on forward foreign currency contracts					$(41,875)

Currency Type Abbreviations

AUD                    Australian Dollar

CAD                     Canadian Dollar

CHF                        Swiss Franc

DKK                     Danish Krone

EUR                        Euro

JPY                            Japanese Yen

KRW                  South Korean Won

SEK                         Swedish Krona

SGD                        Singapore Dollar

THB                       Thailand Baht

TWD                  New Taiwan Dollar

USD                       United States Dollar

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	0.45%
Beverages	0.24
Capital Markets	0.40
Commercial Banks	0.47
Consumer Finance	1.02
Diversified Financial Services	0.76
Diversified Telecommunication Services	0.42
Food & Staples Retailing	0.91
Food Products	0.25
Insurance	0.25
IT Services	0.24
Media	0.19
Road & Rail	0.20
Thrifts & Mortgage Finance	0.65
Tobacco	0.33
Total U.S. Corporate Bonds	6.78
Asset-Backed Securities	1.93
Commercial Mortgage-Backed Securities	4.34
Mortgage & Agency Debt Securities	3.34
U.S. Government Obligations	9.48
Total U.S. Bonds	25.87
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Capital Markets	0.15
Commercial Banks	5.69
Diversified Financial Services	0.26
Diversified Telecommunication Services	2.00
Electric Utilities	0.63
Insurance	0.08
Media	0.55
Non-Agency	0.30
Total International Corporate Bonds	9.66
International Asset-Backed Securities	0.43
International Collateralized Debt Obligations	0.41
International Commercial-Backed Securities	0.27
International Mortgage-Backed Securities	0.33
Foreign Government Bonds	37.35
Sovereign/SupraNational Bonds	3.47
Total International Bonds	51.92
TOTAL BONDS	77.79
INVESTMENT COMPANY	14.27
SHORT-TERM INVESTMENT	8.10
TOTAL INVESTMENTS	100.16
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.16)
NET ASSETS	100.00%

UBS International Equity Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
International Equities — 96.01%
Australia — 2.65%
National Australia Bank Ltd.	53,779	$1,451,465
Qantas Airways Ltd.	549,766	1,393,264
QBE Insurance Group Ltd.	142,171	2,226,951
		5,071,680
Austria — 0.53%
Telekom Austria AG	42,972	1,012,871

Belgium — 2.14%
Fortis	35,153	1,255,853
KBC Groep NV S.A.	20,132	2,161,571
Solvay S.A.	5,967	689,124
		4,106,548
Canada — 4.60%
Alcan, Inc.	21,140	967,171
Canadian Pacific Railway Ltd.	29,200	1,456,687
Cott Corp. (a)	42,700	549,906
Falconbridge Ltd.	12,500	437,449
Inco Ltd.	10,000	498,523
Magna International, Inc., Class A	9,200	693,634
Manulife Financial Corp. (b)	15,300	959,779
Petro-Canada	37,000	1,754,558
Toronto Dominion Bank (b)	26,700	1,487,664
		8,805,371
Finland — 1.54%
Nokia Oyj (b)	56,892	1,177,573
UPM-Kymmene Oyj (b)	74,778	1,767,085
		2,944,658
France — 7.84%
AXA S.A. (b)	92,517	3,246,900
France Telecom S.A.	118,211	2,658,794
Sanofi-Aventis	36,698	3,491,089
Total S.A.	18,732	4,941,872
Unibail REIT	3,757	678,385
		15,017,040
Germany — 7.76%
Allianz AG	22,803	3,807,387
Bayerische Motoren Werke AG	17,474	962,443
Deutsche Postbank AG (b)	26,652	1,934,018
E.ON AG	23,634	2,600,877
Hannover Rueckversicherung AG	12,430	461,088
MAN AG	23,065	1,600,772
Metro AG	17,106	877,082
Premiere AG (a)(b)	14,170	251,569
Schering AG	13,417	1,394,893
Siemens AG	10,538	983,837
		14,873,966
Hong Kong — 1.58%
Esprit Holdings Ltd.	110,000	856,279
Hutchison Telecommunications International Ltd. (a)	493,000	841,877
Sun Hung Kai Properties Ltd.	81,000	822,616
Yue Yuen Industrial Holdings	171,500	505,052
		3,025,824
Ireland — 2.22%
Bank of Ireland	146,815	2,731,038
CRH PLC	37,164	1,297,071
Depfa Bank PLC	12,233	217,921
		4,246,030
Italy — 2.04%
ENI SpA	48,452	1,378,665
UniCredito Italiano SpA	349,435	2,525,955
		3,904,620
Japan — 21.11%
Aeon Co. Ltd.	47,800	1,159,465
Aiful Corp.	13,500	893,500
Asahi Breweries Ltd.	86,000	1,220,221

	Shares	Value
Bank of Yokohama Ltd.	140,000	$1,146,644
Bridgestone Corp.	64,000	1,334,919
Canon, Inc.	34,100	2,256,916
East Japan Railway Co.	169	1,252,065
Funai Electric Co. Ltd. (b)	7,000	692,268
Honda Motor Co. Ltd.	26,100	1,616,559
Japan Tobacco, Inc.	215	756,245
KDDI Corp. (b)	112	598,539
Mitsubishi Corp. (b)	82,800	1,885,336
Mitsui Fudosan Co. Ltd.	54,000	1,241,036
Mitsui Sumitomo Insurance Co. Ltd.	131,000	1,781,912
Nissan Motor Co. Ltd.	161,100	1,913,490
Nitto Denko Corp.	25,400	2,155,871
NOK Corp.	30,000	807,986
Nomura Holdings, Inc.	50,900	1,135,195
NTN Corp. (b)	110,000	871,963
NTT DoCoMo, Inc.	1,011	1,494,596
Rohm Co. Ltd.	16,700	1,766,483
Sekisui House Ltd.	58,000	865,319
Shin-Etsu Chemical Co. Ltd.	31,900	1,731,869
Sompo Japan Insurance, Inc.	69,000	1,000,705
Sumitomo Mitsui Financial Group, Inc.	218	2,407,816
Sumitomo Trust & Banking Co. Ltd.	92,000	1,064,605
Taiheiyo Cement Corp. (b)	600	2,901
Takefuji Corp.	17,050	1,073,411
Tokyo Gas Co. Ltd.	280,000	1,225,149
Toyota Motor Corp.	35,100	1,917,528
Yokogawa Electric Corp.	66,100	1,176,546
		40,447,058
Netherlands — 7.89%
ABN AMRO Holding NV	215,989	6,475,603
Aegon NV	78,708	1,456,487
ASML Holding NV (a)	65,919	1,346,044
Koninklijke (Royal) Philips Electronics NV	34,584	1,168,887
Reed Elsevier NV	67,956	974,230
Royal KPN NV	115,607	1,302,915
TNT NV	52,841	1,829,490
VNU NV	17,093	555,761
		15,109,417
Norway — 0.86%
Telenor ASA	152,800	1,643,738

Singapore — 0.11%
Jardine Cycle & Carriage Ltd.	30,000	206,083

Spain — 2.75%
Banco Santander Central Hispano S.A.	267,607	3,907,809
Repsol YPF S.A.	47,973	1,362,710
		5,270,519
Sweden — 1.77%
Electrolux AB, B Shares	43,800	1,256,892
Sandvik AB	20,500	1,212,076
Telefonaktiebolaget LM Ericsson, B Shares	241,000	915,914
		3,384,882
Switzerland — 8.63%
Actelion Ltd. (a)	8,436	838,002
Adecco S.A.	12,913	721,599
Credit Suisse Group	89,519	5,023,062
Holcim Ltd.	14,487	1,153,493
Nestle S.A. (b)	5,444	1,616,099
Novartis AG	39,264	2,183,592
Roche Holding AG	13,054	1,943,606
Straumann Holding AG (b)	3,492	795,554
Swiss Reinsurance Co.	32,293	2,256,658
		16,531,665
United Kingdom — 19.99%
AstraZeneca PLC	19,315	973,179
Balfour Beatty PLC	67,438	435,860
Barclays PLC	363,863	4,257,703

	Shares	Value
BP PLC	430,519	$4,944,172
Centrica PLC	46,739	228,590
Collins Stewart Tullett PLC	58,374	737,823
Diageo PLC	161,248	2,539,580
Gallaher Group PLC	113,091	1,650,468
GUS PLC	46,268	848,073
Kesa Electricals PLC	138,283	749,589
Kingfisher PLC	314,040	1,306,743
Prudential PLC	281,430	3,263,785
Rentokil Initial PLC	152,699	413,867
Royal Bank of Scotland Group PLC	128,671	4,187,148
Scottish & Southern Energy PLC	45,890	902,535
Taylor Nelson Sofres PLC	182,392	800,142
Tesco PLC	490,192	2,810,477
Vodafone Group PLC	2,283,650	4,780,974
Wolseley PLC	66,929	1,644,234
WPP Group PLC	68,767	824,980
		38,299,922
Total International Equities
(Cost $140,402,751)		183,901,892

Investment Company — 1.94%
iShares MSCI EAFE Index Fund
(Cost $3,695,284)	57,200	3,713,424

Short-Term Investment* — 1.88%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $3,615,174)	3,615,174	3,615,174

Investment of Cash Collateral
for Securities Loaned* — 6.74%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $12,908,130)	12,908,130	12,908,130

Total Investments — 106.57%
(Cost $160,621,339)		204,138,620
Liabilities, in excess of cash and other assets — (6.57%)		(12,591,217)
Net Assets — 100.00%		$191,547,403

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $160,621,339; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$45,343,316
Gross unrealized depreciation	(1,826,035)
Net unrealized appreciation	$43,517,281

(a)           Non-income producing security.

(b)           Securities, or portion thereof, were on loan at March 31, 2006.

REIT       Real Estate Investment Trust

*              Investment in affiliated mutual fund.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts to Deliver	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	4,470,000	USD	3,272,742	05/18/06	$75,083
British Pound	2,580,000	USD	4,545,221	05/18/06	60,596
British Pound	2,685,000	USD	4,618,387	05/18/06	(48,752)
Canadian Dollar	1,215,000	USD	1,042,829	05/18/06	1,189
Euro	2,270,000	USD	2,794,824	05/18/06	36,615
Euro	18,045,000	USD	21,454,386	05/18/06	(471,552)
Japanese Yen	494,100,000	USD	4,275,899	05/18/06	51,511
Japanese Yen	365,905,260	AUD	4,470,000	05/18/06	69,293
United States Dollar	1,700,999	CHF	2,210,000	05/18/06	2,085
United States Dollar	855,564	CHF	1,110,000	05/18/06	(169)
United States Dollar	928,243	DKK	5,860,000	05/18/06	25,846
United States Dollar	2,340,510	EUR	1,960,000	05/18/06	41,027
United States Dollar	809,757	EUR	665,000	05/18/06	(1,736)
United States Dollar	832,397	GBP	480,000	05/18/06	1,952
United States Dollar	3,773,197	GBP	2,150,000	05/18/06	(36,010)
United States Dollar	6,218,259	JPY	729,700,000	05/18/06	20,431
United States Dollar	9,826,394	JPY	1,140,200,000	05/18/06	(78,069)
United States Dollar	9,009,529	SEK	71,760,000	05/18/06	235,596
United States Dollar	1,008,924	SEK	7,790,000	05/18/06	(5,307)
United States Dollar	4,803,841	SGD	8,020,000	05/18/06	167,903
Total net unrealized appreciation on forward foreign currency contracts					$147,532

Currency  Type Abbreviations

AUD       Australian Dollar

CHF        Swiss Franc

DKK       Danish Krone

EUR        Euro

GBP        British Pound

JPY         Japanese Yen

SEK        Swedish Krona

SGD        Singapore Dollar

USD        United States Dollar

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	0.96%
Airlines	0.73
Auto Components	1.48
Automobiles	3.35
Beverages	2.26
Biotechnology	0.44
Capital Markets	3.60
Chemicals	2.39
Commercial Banks	18.77
Commercial Services & Supplies	0.60
Communications Equipment	1.09
Construction & Engineering	0.23
Construction Materials	1.28
Consumer Finance	1.03
Distributors	0.11
Diversified Financial Services	0.66
Diversified Telecommunication Services	3.45
Electric Utilities	1.83
Electronic Equipment & Instruments	0.61
Food & Staples Retailing	2.53
Food Products	0.84
Gas Utilities	0.12
Health Care Equipment & Supplies	0.42
Household Durables	2.08
Industrial Conglomerates	0.51
Insurance	10.68
Internet & Catalog Retail	0.44
Machinery	1.92
Media	1.78
Metals & Mining	0.99
Office Electronics	1.18
Oil & Gas	8.15
Paper & Forest Products	0.92
Pharmaceuticals	5.21
Real Estate	1.43
Road & Rail	1.41
Semiconductors & Semiconductor Equipment	1.62
Specialty Retail	1.52
Textiles, Apparel & Luxury Goods	0.26
Tobacco	1.26
Trading Companies & Distributors	1.84
Wireless Telecommunication Services	4.03
Total International Equities	96.01
INVESTMENT COMPANY	1.94
SHORT-TERM INVESTMENT	1.88
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED	6.74
TOTAL INVESTMENTS	106.57
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(6.57)
NET ASSETS	100.00%

UBS U.S. Large Cap Equity Fund - Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 95.84%
Aerospace & Defense — 2.87%
Lockheed Martin Corp.	114,000	$8,564,820
Northrop Grumman Corp.	102,900	7,027,041
		15,591,861
Air Freight & Logistics — 1.62%
FedEx Corp.	78,000	8,809,320

Auto Components — 2.28%
Borg-Warner, Inc.	55,000	3,302,200
Johnson Controls, Inc.	119,400	9,066,042
		12,368,242
Automobiles — 0.85%
Harley-Davidson, Inc.	89,600	4,648,448

Beverages — 0.68%
Anheuser-Busch Cos., Inc., Series B	87,000	3,720,990

Biotechnology — 2.23%
Cephalon, Inc. (a)	47,400	2,855,850
Genzyme Corp. (a)	138,100	9,283,082
		12,138,932
Building Products — 2.10%
Masco Corp.	350,600	11,390,994

Capital Markets — 5.43%
Mellon Financial Corp.	310,900	11,068,040
Morgan Stanley	293,100	18,412,542
		29,480,582
Commercial Banks — 6.10%
Fifth Third Bancorp	247,600	9,745,536
PNC Financial Services Group, Inc.	108,000	7,269,480
Wells Fargo & Co.	252,600	16,133,562
		33,148,578
Commercial Services & Supplies — 0.70%
Cendant Corp.	218,700	3,794,445

Computers & Peripherals — 1.11%
Dell, Inc. (a)	203,000	6,041,280

Diversified Financial Services — 6.24%
Citigroup, Inc.	487,861	23,041,675
JPMorgan Chase & Co.	261,400	10,884,696
		33,926,371
Diversified Telecommunication Services — 4.26%
AT&T, Inc.	246,800	6,673,472
Sprint Nextel Corp.	636,620	16,450,261
		23,123,733
Electric Utilities — 3.86%
American Electric Power Co., Inc.	124,000	4,218,480
Exelon Corp.	251,500	13,304,350
Northeast Utilities	64,500	1,259,685
Pepco Holdings, Inc.	96,900	2,208,351
		20,990,866
Electronic Equipment & Instruments — 0.21%
Mettler Toledo International, Inc. (a)	18,700	1,128,358

Energy Equipment & Services — 1.80%
Baker Hughes, Inc.	48,100	3,290,040
GlobalSantaFe Corp.	106,800	6,488,100
		9,778,140

Food & Staples Retailing — 3.68%
Costco Wholesale Corp.	176,600	9,564,656
Kroger Co. (a)	352,100	7,168,756
Sysco Corp.	101,400	3,249,870
		19,983,282
Gas Utilities — 0.55%
NiSource, Inc.	148,000	2,992,560

	Shares	Value
Health Care Equipment & Supplies — 2.09%
Medtronic, Inc.	63,700	$3,232,775
Waters Corp. (a)	110,700	4,776,705
Zimmer Holdings, Inc. (a)	49,400	3,339,440
		11,348,920
Health Care Providers & Services — 6.27%
Caremark Rx, Inc. (a)	95,200	4,681,936
Healthsouth Corp. (a)	156,300	779,937
Medco Health Solutions, Inc. (a)	119,500	6,837,790
UnitedHealth Group, Inc.	252,000	14,076,720
WellPoint, Inc. (a)	99,300	7,688,799
		34,065,182
Hotels, Restaurants & Leisure — 1.48%
Carnival Corp.	169,500	8,029,215

Insurance — 4.31%
Allstate Corp.	97,200	5,065,092
American International Group, Inc.	196,200	12,966,858
Hartford Financial Services Group, Inc.	67,100	5,404,905
		23,436,855
Internet & Catalog Retail — 1.23%
Expedia, Inc. (a)	328,750	6,663,762

IT Services — 0.81%
Accenture Ltd., Class A	145,600	4,378,192

Machinery — 2.06%
Illinois Tool Works, Inc.	116,100	11,181,591

Media — 4.22%
DIRECTV Group, Inc. (a)	401,100	6,578,040
Omnicom Group, Inc.	130,700	10,880,775
R.H. Donnelley Corp. (a)	47,995	2,794,749
Univision Communications, Inc., Class A (a)	77,100	2,657,637
		22,911,201
Multi-Utilities & Unregulated Power — 0.97%
Sempra Energy	113,500	5,273,210

Multiline Retail — 1.26%
Kohl’s Corp. (a)	129,300	6,854,193

Oil & Gas — 2.39%
ExxonMobil Corp.	81,700	4,972,262
Marathon Oil Corp.	105,300	8,020,701
		12,992,963
Pharmaceuticals — 8.19%
Allergan, Inc.	106,500	11,555,250
Bristol-Myers Squibb Co.	156,000	3,839,160
Johnson & Johnson	192,544	11,402,456
Wyeth	365,200	17,719,504
		44,516,370
Road & Rail — 2.00%
Burlington Northern Santa Fe Corp.	130,400	10,866,232

Semiconductors & Semiconductor Equipment — 2.88%
Analog Devices, Inc.	135,400	5,184,466
Intel Corp.	385,400	7,457,490
Xilinx, Inc.	117,300	2,986,458
		15,628,414
Software — 7.57%
Mercury Interactive Corp. (a)	115,800	4,029,840
Microsoft Corp.	740,900	20,159,889
Oracle Corp. (a)	727,100	9,953,999
Symantec Corp. (a)	414,102	6,969,337
		41,113,065
Thrifts & Mortgage Finance — 1.54%
Freddie Mac	136,800	8,344,800

Total Equities (Cost $442,676,539)		520,661,147

Short-Term Investments — 3.84%
Other — 3.65%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, *
yield of 4.82%	19,809,848	19,809,848

	Face Amount	Value
U.S. Government Obligation — 0.19%
U.S. Treasury Bills, yield of 4.62% due 07/06/06 (b)	$1,050,000	$1,037,764

Total Short-Term Investments (Cost $20,847,824)		20,847,612
Total Investments — 99.68% (Cost $463,524,363)		541,508,759
Cash and other assets, less liabilities — 0.32%		1,724,790
Net Assets — 100.00%		$543,233,549

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $463,524,363; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$83,278,213
Gross unrealized depreciation	(5,293,817)
Net unrealized appreciation	$77,984,396

(a)           Non-income producing security.

(b)           This security was pledged to cover margin requirements for future contracts.

*              Investment in affiliated mutual fund.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of March 31, 2006:

	Expiration Date	Cost	Current Value	Unrealized Appreciation
Index Futures Buy Contracts:
S&P 500 Index, 32 contracts	June 2006	$10,376,960	$10,426,400	$49,440

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2006 was $1,037,764.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006  (Unaudited)

EQUITIES
Aerospace & Defense	2.87%
Air Freight & Logistics	1.62
Auto Components	2.28
Automobiles	0.85
Beverages	0.68
Biotechnology	2.23
Building Products	2.10
Capital Markets	5.43
Commercial Banks	6.10
Commercial Services & Supplies	0.70
Computers & Peripherals	1.11
Diversified Financial Services	6.24
Diversified Telecommunication Services	4.26
Electric Utilities	3.86
Electronic Equipment & Instruments	0.21
Energy Equipment & Services	1.80
Food & Staples Retailing	3.68
Gas Utilities	0.55
Health Care Equipment & Supplies	2.09
Health Care Providers & Services	6.27
Hotel, Restaurants & Leisure	1.48
Insurance	4.31
Internet & Catalog Retail	1.23
IT Services	0.81
Machinery	2.06
Media	4.22
Multi-Utilities & Unregulated Power	0.97
Multiline Retail	1.26
Oil & Gas	2.39
Pharmaceuticals	8.19
Road & Rail	2.00
Semiconductors & Semiconductor Equipment	2.88
Software	7.57
Thrifts & Mortgage Finance	1.54
TOTAL EQUITIES	95.84
SHORT-TERM INVESTMENTS	3.84
TOTAL INVESTMENTS	99.68
CASH AND OTHER ASSETS, LESS LIABILITIES	0.32
NET ASSETS	100.00%

UBS U.S. Large Cap Growth Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 96.37%
Aerospace & Defense — 2.72%
United Technologies Corp.	5,800	$336,226

Air Freight & Logistics — 3.01%
United Parcel Service, Inc., Class B	2,900	230,202
UTI Worldwide, Inc.	4,500	142,200
		372,402
Biotechnology — 5.20%
Genzyme Corp. (a)	4,000	268,880
Medimmune, Inc. (a)	10,200	373,116
		641,996

Capital Markets — 2.74%
Merrill Lynch & Co., Inc.	4,300	338,668

Chemicals — 2.10%
Praxair, Inc.	4,700	259,205

Communications Equipment — 2.79%
QUALCOMM, Inc.	6,800	344,148

Computers & Peripherals — 6.56%
Apple Computer, Inc. (a)	5,900	370,048
Dell, Inc. (a)	6,200	184,512
EMC Corp. (a)	18,800	256,244
		810,804

Consumer Finance — 1.68%
SLM Corp.	4,000	207,760

Diversified Financial Services — 4.33%
Chicago Mercantile Exchange Holdings, Inc.	300	134,250
Moody’s Corp.	5,600	400,176
		534,426

Energy Equipment & Services — 5.13%
GlobalSantaFe Corp.	3,800	230,850
Weatherford International Ltd. (a)	8,800	402,600
		633,450

Health Care Equipment & Supplies — 8.86%
C.R. Bard, Inc.	2,300	155,963
Medtronic, Inc.	4,000	203,000
St. Jude Medical, Inc. (a)	4,300	176,300
Varian Medical Systems, Inc. (a)	3,700	207,792
Zimmer Holdings, Inc. (a)	5,200	351,520
		1,094,575

Health Care Providers & Services — 7.77%
Caremark Rx, Inc. (a)	3,100	152,458
UnitedHealth Group, Inc.	7,800	435,708
WellPoint, Inc. (a)	4,800	371,664
		959,830

Hotels, Restaurants & Leisure — 1.50%
Hilton Hotels Corp.	7,300	185,858

Household Durables — 2.25%
Lennar Corp., Class A	4,600	277,748

Industrial Conglomerates — 3.52%
General Electric Co.	12,500	434,750

Insurance — 1.66%
American International Group, Inc.	3,100	204,879

Internet & Catalog Retail — 3.26%
eBay, Inc. (a)	10,300	402,318

	Shares	Value
Internet Software & Services — 4.73%
Google, Inc., Class A (a)	1,500	$585,000

Machinery — 3.73%
Illinois Tool Works, Inc.	2,400	231,144
Ingersoll-Rand Co. Ltd., Class A	5,500	229,845
		460,989

Media — 2.33%
McGraw-Hill Cos., Inc.	5,000	288,100

Oil & Gas — 2.12%
Peabody Energy Corp.	5,200	262,132

Pharmaceuticals — 2.90%
Allergan, Inc.	3,300	358,050

Semiconductors & Semiconductor Equipment — 4.18%
Analog Devices, Inc.	5,700	218,253
Broadcom Corp., Class A (a)	6,900	297,804
		516,057

Software — 6.03%
Adobe Systems, Inc. (a)	8,400	293,328
Microsoft Corp.	16,600	451,686
		745,014

Specialty Retail — 5.27%
Abercrombie & Fitch Co.	4,200	244,860
Best Buy Co., Inc.	3,350	187,366
Lowe’s Cos., Inc.	3,400	219,096
		651,322

Total Equities (Cost $10,750,503)		11,905,707

Investment Company — 2.56%
iShares Russell 1000 Growth Index Fund
(Cost $310,990)	6,000	316,440

Short-Term Investment* — 1.37%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $169,563)	169,563	169,563

Total Investments — 100.30%
(Cost $11,231,056)		12,391,710
Liabilities, in excess of cash and other assets — (0.30%)		(37,690)
Net Assets — 100.00%		$12,354,020

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $11,231,056; and net unrealized appreciation consisted of :

Gross unrealized appreciation	$1,294,927
Gross unrealized depreciation	(134,273)
Net unrealized appreciation	$1,160,654

(a)           Non-income producing security.

*              Investment in affiliated mutual fund.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	2.72%
Air Freight & Logistics	3.01
Biotechnology	5.20
Capital Markets	2.74
Chemicals	2.10
Communications Equipment	2.79
Computers & Peripherals	6.56
Consumer Finance	1.68
Diversified Financial Services	4.33
Energy Equipment & Services	5.13
Health Care Equipment & Supplies	8.86
Health Care Providers & Services	7.77
Hotels, Restaurants & Leisure	1.50
Household Durables	2.25
Industrial Conglomerates	3.52
Insurance	1.66
Internet & Catalog Retail	3.26
Internet Software & Services	4.73
Machinery	3.73
Media	2.33
Oil & Gas	2.12
Pharmaceuticals	2.90
Semiconductors & Semiconductor Equipment	4.18
Software	6.03
Specialty Retail	5.27
TOTAL EQUITIES	96.37
INVESTMENT COMPANY	2.56
SHORT-TERM INVESTMENT	1.37
TOTAL INVESTMENTS	100.30
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.30)
NET ASSETS	100.00%

UBS U.S. Large Cap Value Equity Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 98.98%
Aerospace & Defense — 3.47%
Lockheed Martin Corp.	38,200	$2,869,966
Northrop Grumman Corp.	27,200	1,857,488
		4,727,454
Air Freight & Logistics — 1.84%
FedEx Corp.	22,200	2,507,268

Auto Components — 3.10%
Borg-Warner, Inc.	20,000	1,200,800
Johnson Controls, Inc.	39,700	3,014,421
		4,215,221
Automobiles — 0.77%
Harley-Davidson, Inc.	20,100	1,042,788

Beverages — 1.13%
Anheuser-Busch Cos., Inc., Series B	36,100	1,543,997

Biotechnology — 0.71%
Cephalon, Inc. (a)	16,000	964,000

Building Products — 1.83%
Masco Corp.	76,650	2,490,359

Capital Markets — 7.93%
Mellon Financial Corp.	89,800	3,196,880
Morgan Stanley	93,900	5,898,798
Northern Trust Corp.	32,200	1,690,500
		10,786,178
Commercial Banks — 10.66%
Bank of America Corp.	49,522	2,255,232
Fifth Third Bancorp	90,300	3,554,208
PNC Financial Services Group, Inc.	40,500	2,726,055
Wells Fargo & Co.	93,450	5,968,651
		14,504,146
Commercial Services & Supplies — 0.90%
Cendant Corp.	70,700	1,226,645

Diversified Financial Services — 8.96%
Citigroup, Inc.	153,176	7,234,502
JPMorgan Chase & Co.	119,170	4,962,239
		12,196,741
Diversified Telecommunication Services — 5.09%
AT&T, Inc.	97,950	2,648,568
Sprint Nextel Corp.	165,657	4,280,577
		6,929,145
Electric Utilities — 6.11%
American Electric Power Co., Inc.	67,100	2,282,742
Exelon Corp.	61,000	3,226,900
FirstEnergy Corp.	32,600	1,594,140
Pepco Holdings, Inc.	53,300	1,214,707
		8,318,489
Energy Equipment & Services — 1.89%
Accenture Ltd., Class A	54,000	1,623,780
Baker Hughes, Inc.	13,800	943,920
		2,567,700

Food & Staples Retailing — 3.27%
Costco Wholesale Corp.	48,200	2,610,512
Kroger Co. (a)	90,300	1,838,508
		4,449,020
Gas Utilities — 0.51%
NiSource, Inc.	34,200	691,524

Health Care Providers & Services — 4.03%
Caremark Rx, Inc. (a)	12,400	609,832
Medco Health Solutions, Inc. (a)	34,300	1,962,646
UnitedHealth Group, Inc.	52,100	2,910,306
		5,482,784
Insurance — 6.19%
Allstate Corp.	36,200	1,886,382
American International Group, Inc.	65,000	4,295,850
Hartford Financial Services Group, Inc.	27,850	2,243,317
		8,425,549
Internet & Catalog Retail — 1.51%
Expedia, Inc. (a)	101,500	2,057,405

	Shares	Value
IT Services — 1.36%
GlobalSantaFe Corp.	30,500	$1,852,875

Machinery — 2.27%
Illinois Tool Works, Inc.	32,050	3,086,736

Media — 3.92%
DIRECTV Group, Inc. (a)	119,500	1,959,800
Omnicom Group, Inc.	31,700	2,639,025
Univision Communications, Inc., Class A (a)	21,500	741,105
		5,339,930
Multi-Utilities & Unregulated Power — 0.98%
Sempra Energy	28,700	1,333,402

Oil & Gas — 7.60%
ExxonMobil Corp.	81,750	4,975,305
Marathon Oil Corp.	70,400	5,362,368
		10,337,673
Pharmaceuticals — 4.97%
Bristol-Myers Squibb Co.	50,300	1,237,883
Johnson & Johnson	20,400	1,208,088
Wyeth	89,000	4,318,280
		6,764,251
Road & Rail — 2.38%
Burlington Northern Santa Fe Corp.	38,800	3,233,204

Software — 3.64%
Microsoft Corp.	107,300	2,919,633
Symantec Corp. (a)	121,100	2,038,113
		4,957,746
Thrifts & Mortgage Finance — 1.96%
Freddie Mac	43,750	2,668,750
Total Equities (Cost $108,908,097)		134,700,980

Investment Company — 0.66%
SPDR Trust, Series 1
(Cost $885,110)	6,900	895,827

Short-Term Investment* — 1.46%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $1,989,059)	1,989,059	1,989,059

Total Investments — 101.10%
(Cost $111,782,266)		137,585,866
Liabilities, in excess of cash and other assets — (1.10%)		(1,493,582)
Net Assets — 100.00%		$136,092,284

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $111,782,266; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,689,434
Gross unrealized depreciation	(885,834)
Net unrealized appreciation	$25,803,600

(a)           Non-income producing security.

*              Investment in affiliated mutual fund.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

EQUITIES
Aerospace & Defense	3.47%
Air Freight & Logistics	1.84
Auto Components	3.10
Automobiles	0.77
Beverages	1.13
Biotechnology	0.71
Building Products	1.83
Capital Markets	7.93
Commercial Banks	10.66
Commercial Services & Supplies	0.90
Diversified Financial Services	8.96
Diversified Telecommunication Services	5.09
Electric Utilities	6.11
Energy Equipment & Services	1.89
Food & Staples Retailing	3.27
Gas Utilities	0.51
Health Care Providers & Services	4.03
Insurance	6.19
Internet & Catalog Retail	1.51
IT Services	1.36
Machinery	2.27
Media	3.92
Multi-Utilities & Unregulated Power	0.98
Oil & Gas	7.60
Pharmaceuticals	4.97
Road & Rail	2.38
Software	3.64
Thrifts & Mortgage Finance	1.96
TOTAL EQUITIES	98.98
INVESTMENT COMPANY	0.66
SHORT-TERM INVESTMENT	1.46
TOTAL INVESTMENTS	101.10
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(1.10)
NET ASSETS	100.00%

UBS U.S. Small Cap Growth Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 95.70%
Aerospace & Defense — 1.83%
AAR Corp. (a)	195,100	$5,556,448
DRS Technologies, Inc.	36,900	2,024,703
		7,581,151
Air Freight & Logistics — 3.00%
HUB Group, Inc. (a)	159,500	7,270,010
UTI Worldwide, Inc.	162,300	5,128,680
		12,398,690
Auto Components — 0.24%
American Axle & Manufacturing Holdings, Inc.	57,300	981,549

Biotechnology — 4.69%
Affymetrix, Inc. (a)	47,400	1,560,882
Alexion Pharmaceuticals, Inc. (a)	63,700	2,256,254
Charles River Laboratories International, Inc. (a)	39,780	1,950,016
Incyte Corp. (a)	218,800	1,317,176
Isis Pharmaceuticals, Inc. (a)	175,500	1,581,255
Keryx Biopharmaceuticals, Inc. (a)	108,100	2,065,791
Neurocrine Biosciences, Inc. (a)	35,600	2,297,624
Nuvelo, Inc. (a)	123,500	2,200,770
Renovis, Inc. (a)	98,200	2,093,624
Telik, Inc. (a)	107,000	2,071,520
		19,394,912

Capital Markets — 1.69%
Investors Financial Services Corp.	149,100	6,988,317

Commercial Banks — 1.74%
UCBH Holdings, Inc.	380,600	7,200,952

Commercial Services & Supplies — 3.09%
CRA International, Inc. (a)	100,300	4,940,778
Korn/Ferry International Corp. (a)	84,500	1,722,955
Labor Ready, Inc. (a)	255,700	6,124,015
		12,787,748

Communications Equipment — 2.46%
Avocent Corp. (a)	49,800	1,580,652
Foundry Networks, Inc. (a)	181,600	3,297,856
Nice Systems Ltd. ADR (a)	103,900	5,294,744
		10,173,252

Computers & Peripherals — 1.12%
Neoware, Inc. (a)	156,500	4,635,530

Construction & Engineering — 0.91%
EMCOR Group, Inc. (a)	75,800	3,764,228

Distributors — 1.49%
Beacon Roofing Supply, Inc. (a)	63,300	2,572,512
LKQ Corp. (a)	172,400	3,587,644
		6,160,156

Diversified Telecommunication Services — 0.63%
NeuStar, Inc. (a)	83,500	2,588,500

Electrical Equipment — 1.94%
Energy Conversion Devices, Inc. (a)	59,300	2,916,374
Genlyte Group, Inc. (a)	74,600	5,083,244
		7,999,618

Electronic Equipment & Instruments — 3.60%
Benchmark Electronics, Inc. (a)	179,900	6,899,165
Cognex Corp.	179,200	5,311,488
Radisys Corp. (a)	133,600	2,651,960
		14,862,613

Energy Equipment & Services — 4.75%
Dresser-Rand Group, Inc. (a)	81,000	2,012,850
Patterson-UTI Energy, Inc.	161,300	5,155,148
Tetra Technologies, Inc. (a)	264,675	12,450,312
		19,618,310
Health Care Equipment & Supplies — 5.51%
Arthrocare Corp. (a)	132,500	6,336,150
Aspect Medical Systems, Inc. (a)	101,500	2,785,160
DexCom, Inc. (a)	57,000	1,155,390
Immucor, Inc. (a)	120,200	3,448,538

	Shares	Value
Resmed, Inc. (a)	61,200	$2,691,576
Viasys Healthcare, Inc. (a)	211,300	6,355,904
		22,772,718

Health Care Providers & Services — 9.02%
Healthspring, Inc. (a)	69,400	1,291,534
Merge Technologies, Inc. (a)	97,300	1,553,881
Nighthawk Radiology Holdings, Inc. (a)	12,300	293,847
Pediatrix Medical Group, Inc. (a)	115,300	11,834,392
Psychiatric Solutions, Inc. (a)	234,400	7,765,672
United Surgical Partners International, Inc. (a)	154,900	5,485,009
VCA Antech, Inc. (a)	317,600	9,045,248
		37,269,583

Hotels, Restaurants & Leisure — 5.30%
California Pizza Kitchen, Inc. (a)	173,600	5,633,320
Chipotle Mexican Grill, Inc. (a)	12,300	681,297
CKE Restaurants, Inc.	358,600	6,239,640
Orient-Express Hotels Ltd.	168,000	6,590,640
Panera Bread Co., (a)	36,600	2,751,588
		21,896,485

Household Durables — 1.80%
Hovnanian Enterprises, Inc. (a)	82,200	3,611,046
Technical Olympic USA, Inc.	187,600	3,817,660
		7,428,706

Household Products — 1.36%
Central Garden & Pet Co. (a)	106,000	5,632,840

IT Services — 3.39%
CACI International, Inc., Class A (a)	97,100	6,384,325
Cognizant Technology Solutions Corp., Class A (a)	128,600	7,650,414
		14,034,739

Leisure Equipment & Products — 0.60%
Nautilus, Inc.	165,900	2,480,205

Machinery — 2.51%
ESCO Technologies, Inc. (a)	125,700	6,366,705
Middleby Corp. (a)	47,700	3,993,444
		10,360,149

Metals & Mining — 1.28%
Steel Dynamics, Inc.	93,700	5,315,601

Oil & Gas — 3.39%
EXCO Resources, Inc. (a)	160,600	2,012,318
KCS Energy, Inc. (a)	270,400	7,030,400
Quicksilver Resources, Inc. (a)	128,900	4,983,274
		14,025,992

Pharmaceuticals — 1.91%
First Horizon Pharmaceutical Corp. (a)	195,800	4,936,118
Penwest Pharmaceuticals Co. (a)	136,600	2,962,854
		7,898,972

Real Estate — 2.25%
BioMed Realty Trust, Inc. REIT	99,100	2,937,324
Mills Corp. REIT	10,600	296,800
Ventas, Inc. REIT	182,500	6,055,350
		9,289,474

Road & Rail — 1.77%
Landstar System, Inc.	166,300	7,337,156

Semiconductors & Semiconductor Equipment — 7.42%
Cree, Inc. (a)	50,100	1,643,781
Exar Corp. (a)	157,000	2,241,960
Ikanos Communications, Inc. (a)	29,600	583,416
Microsemi Corp. (a)	297,700	8,666,047
Nextest Systems Corp. (a)	64,400	1,043,924
PDF Solutions, Inc. (a)	45,000	851,400
Photronics, Inc. (a)	155,100	2,909,676
Power Integrations, Inc. (a)	122,600	3,038,028
Rudolph Technologies, Inc. (a)	222,560	3,794,648
Silicon Image, Inc. (a)	330,600	3,408,486
Standard Microsystems Corp. (a)	95,400	2,478,492
		30,659,858

	Shares	Value
Software — 7.24%
Factset Research Systems, Inc.	84,900	$3,765,315
Fair Isaac Corp.	79,450	3,147,809
Nuance Communications, Inc. (a)	432,200	5,104,282
Progress Software Corp. (a)	187,900	5,466,011
RSA Security, Inc. (a)	186,000	3,336,840
Secure Computing Corp. (a)	233,600	2,695,744
THQ, Inc. (a)	82,125	2,126,216
Verint Systems, Inc. (a)	120,600	4,265,622
		29,907,839

Specialty Retail — 5.01%
Aeropostale, Inc. (a)	166,200	5,012,592
Childrens Place Retail Stores, Inc. (a)	118,600	6,866,940
DSW, Inc. (a)	50,300	1,575,396
Guitar Center, Inc. (a)	79,600	3,796,920
Petco Animal Supplies, Inc. (a)	146,700	3,457,719
		20,709,567

Textiles, Apparel & Luxury Goods — 1.70%
CROCS, Inc. (a)	11,200	281,680
Phillips-Van Heusen Corp.	176,200	6,732,602
		7,014,282

Thrifts & Mortgage Finance — 1.06%
BankUnited Financial Corp., Class A	98,300	2,658,032
Harbor Florida Bancshares, Inc.	46,000	1,742,020
		4,400,052
Total Equities (Cost $313,811,440)		395,569,744

Investment Company — 0.92%
iShares Russell 2000 Index Fund
(Cost $3,738,829)	49,900	3,792,400

Short-Term Investment* — 2.91%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $12,017,436)	12,017,436	12,017,436

Total Investments — 99.53%
(Cost $329,567,705)		411,379,580
Cash and other assets, less liabilities — 0.47%		1,943,056
Net Assets — 100.00%		$413,322,636

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $329,567,705; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$89,929,267
Gross unrealized depreciation	(8,117,392)
Net unrealized appreciation	$81,811,875

(a)           Non-income producing security.

ADR       American Depository Receipts

REIT       Real Estate Investment Trust

*              Investment in affiliated mutual fund.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (unaudited)

EQUITIES
Aerospace & Defense	1.83%
Air Freight & Logistics	3.00
Auto Components	0.24
Biotechnology	4.69
Capital Markets	1.69
Commercial Banks	1.74
Commercial Services & Supplies	3.09
Communications Equipment	2.46
Computers & Peripherals	1.12
Construction & Engineering	0.91
Distributors	1.49
Diversified Telecommunication Services	0.63
Electrical Equipment	1.94
Electronic Equipment & Instruments	3.60
Energy Equipment & Services	4.75
Health Care Equipment & Supplies	5.51
Health Care Providers & Services	9.02
Hotels, Restaurants & Leisure	5.30
Household Durables	1.80
Household Products	1.36
IT Services	3.39
Leisure Equipment & Products	0.60
Machinery	2.51
Metals & Mining	1.28
Oil & Gas	3.39
Pharmaceuticals	1.91
Real Estate	2.25
Road & Rail	1.77
Semiconductors & Semiconductor Equipment	7.42
Software	7.24
Specialty Retail	5.01
Textiles, Apparel & Luxury Goods	1.70
Thrifts & Mortgage Finance	1.06
Total Equities	95.70
INVESTMENT COMPANY	0.92
SHORT-TERM INVESTMENT	2.91
TOTAL INVESTMENTS	99.53
CASH AND OTHER ASSETS, LESS LIABILITIES	0.47
NET ASSETS	100.00%

UBS Dynamic Alpha Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Investment Companies * — 90.14%
UBS Emerging Markets Equity Relationship Fund	7,099,447	$172,968,805
UBS International Equity Relationship Fund	34,101,062	572,768,263
UBS Small Cap Equity Relationship Fund	1,765,495	78,899,962
UBS U.S. Equity Alpha Relationship Fund	19,754,735	214,423,817
UBS U.S. Large Cap Equity Relationship Fund	43,928,276	819,183,275
UBS U.S. Large Cap Growth Equity Relationship Fund	12,982,140	137,649,626

Total Investment Companies (Cost $1,788,830,935)		1,995,893,748

Short-Term Investments — 5.50%
Investment Company * — 3.60%
UBS U.S. Cash Management Prime Relationship Fund, yield of 4.81%	79,604,287	79,604,287

	Face Amount
U.S. Government Obligations — 1.90%
U.S. Treasury Bills, yield of 4.62%, due 07/06/06 (a)	$42,630,000	42,133,233

Total Short-Term Investments (Cost $121,748,483)		121,737,520

	Number of
	Contracts
Options Purchased — 0.18%
Call Options(b) — 0.15%
10 Year U.S. Treasury Note Futures, strike @ 108,	978	550,125
expiration September 2006
FTSE-100 Index, strike @ 5,925, expiration July 2006	1,000	2,692,970
Put Options(b) — 0.03%
Nikkei Index, strike @ 15,000, expiration July 2006	267	92,940
S&P 500 Index, strike @ 1,325, expiration September 2006	450	711,000
Total Options Purchased (Cost $4,216,310)		4,047,035

Total Investments — 95.82% (Cost $1,914,795,728)		2,121,678,303
Cash and other assets, less liabilities — 4.18%		92,479,728
Net Assets — 100.00%		$2,214,158,031

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,914,795,728; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$208,107,892
Gross unrealized depreciation	(1,225,317)
Net unrealized appreciation	$206,882,575

(a)           All or portion of this security was pledged to cover margin requirements for futures contracts.

(b)           Non-income producing security.

*              Investments in affiliated mutual funds.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)
Australian Dollar	63,755,000	NZD	71,418,989	05/26/06	$(1,798,078)
Brazilian Real	43,660,000	USD	20,013,752	05/23/06	110,382
British Pound	103,775,000	USD	178,637,056	05/26/06	(1,766,787)
British Pound	42,020,000	USD	73,989,632	05/26/06	941,504
Canadian Dollar	86,695,000	USD	73,353,716	05/26/06	(986,666)
Canadian Dollar	38,695,000	USD	33,489,003	05/26/06	308,300
Euro	279,715,000	USD	332,523,220	05/26/06	(7,529,101)
Euro	9,995,000	USD	11,964,015	04/26/06	(163,818)
Euro	22,410,000	USD	27,310,355	05/26/06	66,294
Japanese Yen	4,317,900,000	USD	37,224,853	05/26/06	270,520
Japanese Yen	16,692,110,051	NZD	224,971,011	05/26/06	(4,872,601)
South Korean Won	31,491,000,000	USD	32,388,152	05/23/06	(61,214)
New Mexican Peso	66,920,000	USD	6,136,635	05/26/06	11,510
New Zealand Dollar	296,390,000	USD	200,025,108	05/26/06	18,235,290
South African Rand	70,180,000	USD	10,298,628	05/26/06	(1,046,976)
United States Dollar	46,769,023	AUD	63,755,000	05/26/06	(1,166,347)
United States Dollar	105,617,874	CHF	136,210,000	05/26/06	(553,799)
United States Dollar	11,957,583	CHF	15,550,000	05/26/06	36,737
United States Dollar	46,930,629	JPY	5,478,400,000	05/26/06	(44,268)
United States Dollar	122,263,447	SEK	981,750,000	05/26/06	4,306,612
United States Dollar	32,015,909	SEK	245,510,000	05/26/06	(365,014)
United States Dollar	60,459,176	SGD	101,110,000	05/26/06	2,241,478
United States Dollar	74,247,949	THB	3,017,250,000	05/26/06	3,323,304
United States Dollar	53,158,224	TWD	1,700,000,000	05/23/06	(509,011)
Total net unrealized appreciation on forward foreign currency contracts					$8,988,251

Currency Type  Abbreviations

AUD                    Australian Dollar

CHF                        Swiss Franc

JPY                            Japanese Yen

NZD                      New Zealand Dollar

SEK                         Swedish Krona

SGD                        Singapore Dollar

THB                       Thailand Baht

TWD                  New Taiwan Dollar

USD                       United States Dollar

FUTURES CONTRACTS

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2006:

	Expiration Date	Cost/Proceeds	Current Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Futures Sale Contracts:
10 Year U.S. Treasury Notes, 365 contracts (USD)	June 2006	$39,258,852	$38,832,578	$426,274

Index Futures Buy Contracts:
Amsterdam Exchanges Index, 794 contracts (EUR)	April 2006	87,411,443	90,178,218	2,766,775
Australian 10 Year Bond, 1500 contracts (AUD)	June 2006	781,982,187	782,048,447	66,260
Japanese 10 Year Bond, 19 contracts (JPY)	June 2006	21,646,197	21,544,095	(102,102)
Long Gilt, 163 contracts (GBP)	June 2006	31,718,138	31,618,856	(99,282)
FTSE 100 Index, 1213 contracts (GBP)	June 2006	122,715,457	125,815,733	3,100,276

Interest Rate Futures Buy Contracts:
Euro-Bund, 219 contracts (EUR)	June 2006	31,274,343	31,096,350	(177,993)

Index Futures Sale Contracts:
Canadian 10 Year Bond, 215 contracts (CAD)	June 2006	20,720,123	20,567,539	152,584
CAC 40 Euro Index, 919 contracts (EUR)	June 2006	55,753,762	56,993,093	(1,239,331)
DAX Index, 483 contracts (EUR)	June 2006	84,266,643	87,820,481	(3,553,838)
DJ Euro STOXX 50 Index, 3043 contracts (EUR)	June 2006	136,986,189	139,983,556	(2,997,367)
Hang Seng Index, 227 contracts (HKD)	April 2006	23,172,064	23,128,158	43,906
IBEX 35 Index, 168 contracts (EUR)	April 2006	24,095,044	24,179,461	(84,417)
Nikkei 225 Index, 1789 contracts (JPY)	June 2006	238,659,525	258,698,216	(20,038,691)
OMXS 30 Index, 3308 contracts (SEK)	April 2006	43,404,211	44,187,931	(783,720)
Russell 2000 Index, 194 contracts (USD)	June 2006	71,051,530	74,864,600	(3,813,070)
S&P MIB Index, 93 contracts (EUR)	June 2006	21,145,753	21,033,020	112,733
S&P Toronto Stock Exchange 60 Index, 1116 contracts (CAD)	June 2006	128,509,189	131,013,058	(2,503,869)
S&P 500 Index, 1341 contracts (USD)	June 2006	432,595,495	436,931,325	(4,335,830)
SPI 200 Index, 694 contracts (AUD)	June 2006	61,033,712	63,830,825	(2,797,113)
Total net unrealized depreciation on futures contracts				$(35,857,815)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at March 31, 2006 was $169,466,722.

Currency  Type Abbreviations

AUD       Australian Dollar

CAD       Canadian Dollar

EUR        Euro

GBP        British Pound

HKD       Hong Kong Dollar

JPY         Japanese Yen

SEK        Swedish Krona

USD        United States Dollar

UBS Dynamic Alpha Fund had the following open written options as of March 31, 2006:

WRITTEN OPTIONS

Call Options Written

Number of Contracts	Value
586 Nikkei Index, strike @ 17,500 JPY, expires July 2006 (premium received $746,523)	$1,867,035

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

INVESTMENT COMPANIES	90.14	%*
SHORT-TERM INVESTMENTS	5.50
OPTIONS PURCHASED	0.18
TOTAL INVESTMENT	95.82
CASH AND OTHER ASSETS, LESS LIABILITIES	4.18
NET ASSETS	100.00%

*                 The Fund held short positions in U.S. interest rate futures and International and U.S. Index futures as well as long positions in Interest Rate and International Stock Index futures which resulted in a net decrease to the Fund’s investments in Investment Companies of 1.62%.

UBS U.S. Bond Fund  — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value
Bonds — 89.10%
U.S. Bonds — 88.61%
U.S. Corporate Bonds — 14.19%
Albertson’s, Inc.
8.000%, due 05/01/31	$45,000	$41,889
Allstate Corp.
7.200%, due 12/01/09	100,000	105,682
Altria Group, Inc.
7.750%, due 01/15/27	110,000	125,868
American Electric Power Co., Inc., Series A
6.125%, due 05/15/06	72,000	72,060
American General Finance Corp.
5.375%, due 10/01/12	180,000	176,573
AT&T Corp. †
9.750%, due 11/15/31	175,000	208,961
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	95,000	100,604
Avon Products, Inc.
7.150%, due 11/15/09	150,000	158,698
Bank of America Corp.
7.400%, due 01/15/11	440,000	475,563
Bank One Corp.
7.875%, due 08/01/10	345,000	376,194
BellSouth Corp.
6.550%, due 06/15/34	125,000	124,793
Boeing Capital Corp.
7.375%, due 09/27/10	150,000	161,582
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	300,000	300,000
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	110,000	111,209
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	200,000	224,952
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	105,000	101,060
6.500%, due 01/15/12	180,000	187,980
Capital One Financial Corp.
5.500%, due 06/01/15	170,000	164,994
Cendant Corp.
6.250%, due 01/15/08	180,000	182,104
Citigroup, Inc.
5.625%, due 08/27/12	975,000	980,297
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	425,000	441,791
Computer Sciences Corp.
3.500%, due 04/15/08	165,000	158,892
ConAgra Foods, Inc.
6.750%, due 09/15/11	100,000	103,930
Coors Brewing Co.
6.375%, due 05/15/12	135,000	139,207
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	215,000	205,738
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	530,000	513,571
Devon Financing Corp. ULC
6.875%, due 09/30/11	260,000	275,659
Dominion Resources, Inc./VA
5.950%, due 06/15/35	130,000	119,859
Duke Energy Field Services LLC
7.875%, due 08/16/10	155,000	168,245
EOP Operating LP
7.250%, due 06/15/28	165,000	173,420
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	200,000	219,088
FirstEnergy Corp., Series B
6.450%, due 11/15/11	105,000	108,647
Ford Motor Credit Co.
5.800%, due 01/12/09	2,695,000	2,461,228
General Electric Capital Corp.
6.000%, due 06/15/12 (a)	1,145,000	1,175,907
6.750%, due 03/15/32	140,000	155,901
General Motors Acceptance Corp.
6.875%, due 09/15/11	510,000	475,360

	Face Amount	Value
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	$500,000	$527,805
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	155,000	162,136
HSBC Bank USA N.A.
5.625%, due 08/15/35	265,000	246,176
HSBC Finance Corp.
6.750%, due 05/15/11	295,000	310,568
ICI Wilmington, Inc.
4.375%, due 12/01/08	220,000	212,110
International Lease Finance Corp.
3.500%, due 04/01/09	300,000	284,298
John Deere Capital Corp.
7.000%, due 03/15/12	145,000	155,476
JPMorgan Chase & Co.
6.750%, due 02/01/11	225,000	236,524
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	145,000	131,655
Kraft Foods, Inc.
5.625%, due 11/01/11	320,000	320,426
Lockheed Martin Corp.
8.500%, due 12/01/29	100,000	129,834
Marathon Oil Corp.
6.125%, due 03/15/12	120,000	123,512
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	170,000	173,526
MBNA Corp.
7.500%, due 03/15/12	125,000	137,462
McKesson Corp.
7.750%, due 02/01/12	95,000	104,334
Metlife, Inc.
5.000%, due 11/24/13	145,000	139,173
Miller Brewing Co., 144A
5.500%, due 08/15/13	225,000	221,827
Morgan Stanley
6.750%, due 04/15/11	680,000	715,802
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	130,000	164,651
News America, Inc.
6.200%, due 12/15/34	65,000	60,873
Pacific Gas & Electric Co.
6.050%, due 03/01/34	130,000	127,216
PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	200,000	206,631
Progress Energy, Inc.
7.000%, due 10/30/31	145,000	155,831
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	360,000	374,400
Safeway, Inc.
7.250%, due 02/01/31	130,000	137,758
Sempra Energy
7.950%, due 03/01/10	100,000	108,003
Sprint Capital Corp.
8.750%, due 03/15/32	200,000	250,051
TXU Energy Co. LLC
7.000%, due 03/15/13	130,000	135,404
U.S. Bank N.A.
6.375%, due 08/01/11	240,000	250,142
Union Pacific Corp.
6.700%, due 12/01/06	235,000	236,963
UST, Inc.
6.625%, due 07/15/12	135,000	140,108
Valero Energy Corp.
7.500%, due 04/15/32	185,000	212,696
Verizon New York, Inc., Series B
7.375%, due 04/01/32	70,000	71,000
Wachovia Bank N.A.
7.800%, due 08/18/10	345,000	375,932
Washington Mutual, Inc.
5.625%, due 01/15/07	575,000	576,024
Waste Management, Inc.
7.375%, due 08/01/10	100,000	106,680
Wells Fargo Bank N.A.
6.450%, due 02/01/11	480,000	500,099
Wyeth
5.500%, due 03/15/13	170,000	168,070
Xcel Energy, Inc.
7.000%, due 12/01/10	100,000	105,382
		20,074,064

	Face Amount	Value
Asset-Backed Securities — 2.86%
Abacus Ltd., 06-10A, Class H, 144A ††
6.280%, due 10/30/45	$1,000,000	$1,000,000
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15	310,000	314,171
Conseco Finance Corp., 01-D, Class M2 ††
6.499%, due 11/15/32	676,910	663,629
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	154,963	156,185
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
5.238%, due 12/25/32	35,916	36,011
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
5.158%, due 06/25/33	146,357	146,779
Green Tree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	124,012	128,555
Green Tree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	271,447	271,940
Providian Gateway Master Trust, 04-AA, Class C, 144A ††
5.649%, due 03/15/11	190,000	191,514
Providian Gateway Master Trust, 04-AA, Class D, 144A ††
6.599%, due 03/15/11	220,000	223,369
RAFC Asset-Backed Trust, 01-1, Class A3 †
5.115%, due 11/25/29	26,266	26,159
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	216,783	192,150
WFS Financial Owner Trust, 03-2, Class B
2.480%, due 12/20/10	703,874	696,406
		4,046,868
Commercial Mortgage-Backed Securities — 5.92%
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	1,215,000	1,303,756
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	200,000	213,482
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A ††
6.249%, due 11/15/13	115,731	115,715
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A ††
5.348%, due 11/15/13	240,000	238,420
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	850,000	904,922
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	306,044	310,077
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	61,170	61,233
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	192,510	197,632
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	360,000	383,855
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	220,000	237,287
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	220,000	238,876
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	3,957	3,949
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	145,176	145,207
Mach One Trust Commercial Mortgage-Backed Securities, 04-1A, Class A1, 144A
3.890%, due 05/28/40	825,422	804,109
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	24,114	24,111
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	98,432	100,079
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	940,897	997,404
Prudential Mortgage Capital Funding LLC, 01-ROCK, Class A2
6.605%, due 05/10/34	115,000	120,672
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,250,000	1,330,676
TIAA Retail Commercial Trust, 01- C1A, Class A2, 144A
6.300%, due 06/19/21	639,750	647,422
		8,378,884
Mortgage & Agency Debt Securities — 40.45%
Banc of America Commercial Mortgage, Inc., 02-PB2, Class C
6.349%, due 06/11/35	745,000	776,032
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	169,167	170,814
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	227,708	227,757
C.S. First Boston Mortgage Securities Corp., 05-11, Class 1A1
6.500%, due 12/25/35	1,317,614	1,334,497

	Face Amount	Value
C.S. First Boston Mortgage Securities Corp., 05-12, Class 1A1
6.500%, due 01/25/36	$1,447,041	$1,456,049
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	1,231,516	1,224,556
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	347,025	348,394
Countrywide Home Loan Mortgage Pass Through Trust, 06-HYB1, Class 1A1 ††
5.424%, due 03/20/36	1,280,662	1,269,686
Credit Suisse Mortgage Capital Certificates, 06-2, Class 3A1
6.500%, due 03/25/36	1,397,268	1,414,516
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	174,016	176,672
Federal Home Loan Mortgage Corp., REMIC, 2148, Class ZA
6.000%, due 04/15/29	649,100	641,275
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	460,000	466,028
Federal Home Loan Mortgage Corp., REMIC, 2426, Class GH
6.000%, due 08/15/30	327,817	329,687
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	482,420	481,767
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	264,200	262,668
5.500%, due 01/01/18	467,903	465,190
5.500%, due 04/01/18	402,659	400,189
6.000%, due 12/01/17	363,618	368,091
6.000%, due 10/01/29	328,151	329,234
6.000%, due 01/01/32	1,182,595	1,184,915
6.500%, due 06/01/29	65,136	66,720
6.500%, due 09/01/29	172,905	177,101
6.500%, due 11/01/29	421,482	431,750
6.500%, due 03/01/32	61,497	62,859
6.500%, due 11/01/32	63,022	64,380
7.000%, due 07/01/32	988,902	1,018,473
Federal National Mortgage Association
5.000%, TBA	6,010,000	5,720,769
3.284%, due 09/01/33 ††	49,124	49,089
3.875%, due 07/15/08	785,000	765,158
4.247%, due 03/01/34 ††	415,913	407,409
4.625%, due 06/01/10	1,335,000	1,302,248
5.200%, due 11/08/10	1,555,000	1,541,333
5.500%, due 03/15/11 (a)	2,770,000	2,809,550
5.500%, due 12/01/17	1,210,421	1,204,306
5.500%, due 01/01/24	1,381,470	1,361,595
5.500%, due 02/01/24	1,197,744	1,179,860
5.500%, due 09/01/24	337,640	331,040
5.500%, due 03/01/33	1,310,420	1,281,930
5.500%, due 11/01/34	1,018,751	995,886
5.688%, due 01/01/36 ††	1,478,565	1,487,948
6.000%, due 06/01/16	1,063,920	1,078,806
6.000%, due 07/01/17	141,643	143,625
6.000%, due 06/01/23	232,327	233,629
6.000%, due 03/01/28	72,400	72,578
6.000%, due 03/01/29	83,586	83,791
6.000%, due 05/01/29	74,310	74,493
6.000%, due 07/01/29	277,390	278,152
6.000%, due 06/01/31	55,405	55,544
6.000%, due 01/01/33	526,083	526,577
6.000%, due 06/01/33	95,226	95,277
6.250%, due 02/01/11	1,370,000	1,420,831
6.500%, due 05/01/28	1,083,761	1,111,190
6.500%, due 08/01/29	487,437	499,721
6.500%, due 12/01/29	712,697	730,717
6.625%, due 09/15/09 (a)	1,260,000	1,318,112
7.000%, due 03/01/31	21,243	21,924
7.000%, due 11/01/31	104,949	108,198
7.000%, due 04/01/32	276,711	285,055
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	525,385	538,292
Federal National Mortgage Association Grantor Trust, REMIC, 01-T10, Class A2
7.500%, due 12/25/41	56,716	58,724
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 ††
7.500%, due 06/19/30	68,291	70,622
Federal National Mortgage Association Whole Loan, REMIC, 03-W6, Class 6A ††
5.173%, due 08/25/42	225,003	228,489
Federal National Mortgage Association Whole Loan, REMIC, 04-W12, Class 1A3
7.000%, due 07/25/44	636,623	649,004
Federal National Mortgage Association Whole Loan, REMIC, 04-W15, Class 1A3
7.000%, due 08/25/44	630,927	641,280
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	7,479	8,024
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 ††
5.327%, due 09/25/34	696,260	688,442

	Face Amount	Value
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 †
5.088%, due 02/25/35	$303,534	$303,565
Government National Mortgage Association
5.125%, due 10/20/29 ††	180,915	182,487
6.000%, due 12/20/28	92,742	93,705
6.000%, due 05/20/29	438,754	443,138
6.000%, due 07/15/29	285,128	288,866
6.000%, due 08/20/29	330,997	334,304
6.500%, due 10/15/24	340,661	352,573
6.500%, due 08/15/27	1,471	1,526
7.000%, due 07/15/25	7,821	8,158
7.000%, due 07/15/31	80,906	84,380
8.500%, due 12/15/17	182,121	195,420
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	146,630	151,471
GSR Mortgage Loan Trust, 05-4F, Class 3A1
6.500%, due 04/25/20	991,741	1,008,259
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1 ††
5.449%, due 04/25/35	1,423,256	1,410,193
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1 ††
5.409%, due 06/25/35	1,439,045	1,428,009
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (b)(c)
1.000%, due 08/25/28	5,925,673	54,164
Morgan Stanley Mortgage Loan Trust, 06-1AR, Class 2A ††
6.052%, due 02/25/36	1,516,918	1,522,725
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A ††
6.455%, due 09/25/34	584,262	592,844
Residential Asset Securitization Trust, 04-IP2, Class B1 ††
5.440%, due 12/25/34	1,225,165	1,201,427
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1 ††
4.940%, due 03/25/34	423,269	417,981
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	527,240	524,110
		57,207,823

U.S. Government Obligations — 25.19%
U.S. Treasury Bond
6.250%, due 05/15/30	3,125,000	3,652,100
8.500%, due 02/15/20	2,050,000	2,749,243
8.750%, due 05/15/17	3,555,000	4,691,768
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 01/15/14	1,881,167	1,835,976
2.000%, due 07/15/14 (a)	1,681,152	1,639,582
U.S. Treasury Note
2.875%, due 11/30/06	910,000	898,269
3.625%, due 04/30/07	3,465,000	3,420,063
3.875%, due 05/15/09	10,000	9,727
3.875%, due 02/15/13	2,805,000	2,644,809
4.125%, due 05/15/15	4,465,000	4,219,251
4.250%, due 10/15/10	10,105,000	9,868,957
		35,629,745
Total U.S. Bonds		125,337,384

International Bonds — 0.49%
International Corporate Bonds — 0.41%
Canada — 0.13%
Bombardier, Inc., 144A
6.300%, due 05/01/14	$125,000	114,688
Burlington Resources Finance Co.
6.680%, due 02/15/11	65,000	68,340
		183,028
Luxembourg — 0.14%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	$120,000	113,701
6.375%, due 11/15/33	85,000	80,096
		193,797
United Kingdom — 0.14%
Abbey National PLC
7.950%, due 10/26/29	$105,000	128,772
Royal Bank of Scotland Group PLC (d)
9.118%, due 03/31/10	70,000	78,434
		207,206
Total International Corporate Bonds		584,031

	Face Amount	Value
Sovereign/SupraNational Bonds — 0.08%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	$100,000	$109,000

Total International Bonds		693,031
Total Bonds (Cost $128,174,582)		126,030,415

	Shares
Investment Companies* — 9.90%
UBS Corporate Bond Relationship Fund	416,404	4,609,972
UBS U.S. Securitized Mortgage Relationship Fund	780,581	9,386,096
Total Investment Companies
(Cost $14,050,000)		13,996,068

Short-Term Investments — 3.90%
Other — 3.82%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, *
yield of 4.82%	5,400,000	5,400,000

	Face Amount
U.S. Government Obligations — 0.08%
U.S. Treasury Bills,
yield of 4.62%, due 07/06/06	$120,000	118,602

Total Short-Term Investments
(Cost $5,518,544)		5,518,602
Total Investments — 102.90%
(Cost $147,743,126)		145,545,085
Liabilities, in excess of cash and other assets — (2.90%)		(4,098,919)
Net Assets — 100.00%		$141,446,166

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $147,743,126; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$424,574
Gross unrealized depreciation	(2,622,615)
Net unrealized depreciation	$(2,198,041)

†                                          Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

††                                    Floating rate securities — The interest rates shown are the current rates as of March 31, 2006.

(a)                                  All or a portion of this security is segregated for “To Be Announced” (“TBA”) securities.

(b)                                 Interest Only Security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(c)                                  Security is illiquid. This security amounted to $54,164 or 0.04% of net assets.

(d)                                 Perpetual bond security — The maturity date reflects the next call date.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $5,660,213 or 4.00% of net assets.

GSMPS       Goldman Sachs Mortgage Passthrough Securities

MLCC             Merrill Lynch Credit Corporation

RAFC               Residential Asset Funding Corp.

REIT                     Real Estate Investment Trust

REMIC         Real Estate Mortgage Investment Conduit

TBA                      (To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS                      Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments.  Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

*                                         Investments in affiliated mutual funds.

UBS U.S. Bond Fund had the following open written options as of March 31, 2006:

WRITTEN OPTIONS

Call Options Written

Number of
Contracts	Value
225 5 Year Treasury Notes, strike @ 106, expires May 2006 (premium received $44,861)	$14,063

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006  (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.09%
Automobiles	0.36
Beverages	0.26
Capital Markets	0.88
Chemicals	0.15
Commercial Banks	1.57
Commercial Services & Supplies	0.43
Consumer Finance	0.90
Diversified Financial Services	4.37
Diversified Telecommunication Services	0.73
Electric Utilities	0.64
Food & Staples Retailing	0.13
Food Products	0.30
Gas Utilities	0.08
Hotels, Restaurants & Leisure	0.11
Insurance	0.30
IT Services	0.11
Media	0.36
Multi-Utilities & Unregulated Power	0.09
Oil & Gas	0.64
Personal Products	0.11
Pharmaceuticals	0.20
Real Estate	0.19
Road & Rail	0.33
Thrifts & Mortgage Finance	0.55
Tobacco	0.19
Wireless Telecommunication Services	0.12
Total U.S. Corporate Bonds	14.19
Asset-Backed Securities	2.86
Commercial Mortgage-Backed Securities	5.92
Mortgage & Agency Debt Securities	40.45
U.S. Government Obligation	25.19
Total U.S. Bonds	88.61
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.08
Commercial Banks	0.14
Diversified Telecommunication Services	0.14
Oil & Gas	0.05
Total International Corporate Bonds	0.41
Sovereign/SupraNational Bonds	0.08
Total International Bonds	0.49
TOTAL BONDS	89.10
INVESTMENT COMPANIES	9.90
SHORT-TERM INVESTMENTS	3.90
TOTAL INVESTMENTS	102.90
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(2.90)
NET ASSETS	100.00%

UBS Absolute Return Bond Fund  — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount		Value
Bonds — 72.52%
U.S. Bonds — 37.82%
U.S. Corporate Bonds — 17.90%
AES Corp.
8.750%, due 06/15/08		$1,750,000	$1,824,375
AK Steel Corp.
7.875%, due 02/15/09	1,000,000		1,005,000
Albertson’s, Inc.
7.500%, due 02/15/11	625,000		635,302
American Cellular Corp., Series B
10.000%, due 08/01/11	1,750,000		1,898,750
American Express Credit Corp.
5.500%, due 09/24/07	GBP	1,945,000	3,402,266
American General Finance Corp.
5.375%, due 10/01/12		$900,000	882,865
AT&T, Inc.
5.875%, due 02/01/12	875,000		880,178
Berkshire Hathaway Finance Corp.
4.125%, due 01/15/10	2,400,000		2,295,221
Boeing Capital Corp.
7.375%, due 09/27/10	825,000		888,702
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	1,975,000		1,975,000
Cendant Corp.
6.875%, due 08/15/06	1,725,000		1,733,263
Cincinnati Bell, Inc.
7.250%, due 07/15/13	1,250,000		1,284,375
Citigroup, Inc.
4.250%, due 02/25/30 †	EUR	300,000	339,973
4.625%, due 11/14/07	3,380,000		4,171,707
5.625%, due 08/27/12		$1,750,000	1,759,508
Citizens Communications Co.
7.625%, due 08/15/08	875,000		905,625
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	850,000		883,582
Countrywide Home Loans, Inc.
2.750%, due 06/12/06	EUR	225,000	272,441
3.250%, due 05/21/08		$1,900,000	1,818,152
CSC Holdings, Inc., Series B
8.125%, due 08/15/09	700,000		722,750
DaimlerChrysler N.A. Holding Corp.
7.200%, due 09/01/09	1,800,000		1,879,830
Dynegy Holdings, Inc., 144A
10.125%, due 07/15/13	2,000,000		2,291,400
EOP Operating LP
7.000%, due 07/15/11	850,000		894,346
Ford Motor Credit Co.
5.800%, due 01/12/09	2,900,000		2,648,445
General Electric Capital Corp.
3.600%, due 10/15/08	1,875,000		1,799,334
4.375%, due 01/20/10	EUR	3,895,000	4,826,642
General Motors Acceptance Corp.
6.125%, due 02/01/07		$2,675,000	2,633,706
Giant Industries, Inc.
11.000%, due 05/15/12	600,000		663,000
Goldman Sachs Group, Inc.
6.125%, due 02/14/17	GBP	400,000	742,557
Houghton Mifflin Co.
8.250%, due 02/01/11		$500,000	517,500
HSBC Finance Corp.
4.625%, due 12/28/06	GBP	130,000	225,131
7.875%, due 03/01/07		$875,000	894,129
International Lease Finance Corp.
3.300%, due 01/23/08	1,875,000		1,812,549
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	2,750,000		2,496,909
Kraft Foods, Inc.
5.250%, due 06/01/07	1,775,000		1,771,306

		Face Amount	Value
Levi Strauss & Co.
12.250%, due 12/15/12		$1,500,000	$1,704,375
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12		875,000	893,147
Mediacom Broadband LLC
11.000%, due 07/15/13		950,000	1,011,750
Morgan Stanley
5.300%, due 03/01/13		900,000	880,193
Owens-Illinois, Inc.
7.350%, due 05/15/08		1,900,000	1,919,000
PolyOne Corp.
10.625%, due 05/15/10		850,000	920,125
Safeway, Inc.
4.800%, due 07/16/07		900,000	892,109
Sheridan Group, Inc.
10.250%, due 08/15/11		500,000	514,375
Simon Property Group LP, 144A
5.375%, due 06/01/11		925,000	911,430
Sinclair Broadcast Group, Inc.
8.750%, due 12/15/11		2,250,000	2,365,313
Sprint Capital Corp.
8.750%, due 03/15/32		2,000,000	2,500,514
UST, Inc.
6.625%, due 07/15/12		1,375,000	1,427,026
Wal-Mart Stores, Inc.
4.750%, due 01/29/13	GBP	695,000	1,198,288
6.875%, due 08/10/09		$2,525,000	2,647,321
Wells Fargo & Co.
5.125%, due 02/15/07		1,800,000	1,799,044
			77,259,829
Asset-Backed Securities — 4.14%
Abacus Ltd., 06-10A, Class L, 144A †
9.030%, due 10/30/45		1,250,000	1,250,000
ACE Securities Corp., 06-SL1, Class B1, 144A (a)
7.818%, due 09/25/35		800,000	700,343
Ajax One Ltd., 2A, Class C, 144A †
7.190%, due 09/08/32		500,000	475,000
First Franklin Mortgage Loan Asset-Backed
Certificates, 05-FFA, Class B4, 144A (a)
6.000%, due 03/25/25		1,000,000	830,000
First Franklin Mortgage Loan Asset-Backed
Certificates, 05-FFA, Class B5, 144A (a)
6.000%, due 03/25/25		1,000,000	790,631
GoldenTree Capital Opportunities LP, 06-1A, Class D1, 144A †
7.040%, due 02/22/20		600,000	600,000
Green Tree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31		1,150,000	1,155,698
GSAMP Trust, 05-S1, Class B1 (a)
6.208%, due 12/25/34		1,750,000	1,730,554
Hyundai Auto Receivables Trust, 05-A, Class D
4.450%, due 02/15/12		1,000,000	966,867
Merrill Lynch Mortgage Investors, Inc., 04-SL2, Class B4, 144A (a)
9.568%, due 06/25/35		1,200,000	1,082,250
Merrill Lynch Mortgage Investors, Inc., 05-SL3, Class B3 (a)
6.968%, due 07/25/36		2,450,000	2,423,184
Metris Master Trust, 01-2, Class C, 144A †
6.676%, due 11/20/09		2,500,000	2,555,469
MMCA Automobile Trust, 02-1, Class C
6.200%, due 01/15/10		1,579,331	1,562,061
Wells Fargo Home Equity Trust, 05-3, Class M7 (a)
5.968%, due 11/25/35		1,775,000	1,757,250
			17,879,307
Collateralized Debt Obligations — 1.36%
Ares VR CLO Ltd., 06-1A, Class D, 144A †
6.898%, due 02/24/18		1,150,000	1,145,745
Ares X CLO Ltd., 05-1A, Class D2, 144A †
6.930%, due 09/18/17		500,000	497,500
Avery Street CLO, 06-1A, Class E, 144A †
9.640%, due 04/05/18		700,000	697,375
Hereford Street ABS CDO Ltd., 05-1A, Class D, 144A †
7.890%, due 01/03/45		700,000	696,500
Longshore CDO Funding Ltd., 06-1A, Class D, 144A †
7.547%, due 05/03/46		380,000	368,600

		Face Amount	Value
MARC CDO PLC, 1A, Class E, 144A †
11.890%, due 03/13/53	$350,000		$350,000
PSION Synthetic CDO PLC, I-A, Class E, 144A †
9.750%, due 12/21/15		330,000	330,000
Spirit CBO, 04-2A, Class D, 144A †
5.141%, due 10/27/10		800,000	762,720
Tricadia CDO Ltd., 05-3A, Class B1L, 144A †
8.460%, due 06/25/41		494,640	494,640
Tricadia CDO Ltd., 05-4A, Class B1L, 144A †
8.140%, due 12/11/40		540,000	537,300
			5,880,380
Commercial Mortgage-Backed Securities — 3.05%
Asset Securitization Corp., 97-D4, Class B1
7.525%, due 04/14/29		1,700,000	1,865,085
Banc of America Large Loans, Inc., 06-LAQ, Class L, 144A @
0.000%, due 02/09/21		1,600,000	1,600,000
Banc of America Large Loan, 05-ESHA, Class J, 144A †
6.390%, due 07/14/20		1,250,000	1,254,830
Bear Stearns Commercial Mortgage
Securities, 05-LXR1, Class J, 144A †
6.399%, due 09/15/18		2,050,000	2,054,250
GS Mortgage Securities Corp., II, 98-GLII, Class F, 144A †
6.967%, due 04/13/31		1,650,000	1,736,688
Hilton Hotel Pool Trust, 00-HLTA, Class C, 144A
7.458%, due 10/03/15		1,000,000	1,072,676
Nomura Asset Securities Corp., 98-D6, Class B1, 144A
6.000%, due 03/15/30		1,472,000	1,485,029
TW Hotel Funding 2005 LLC, 05-LUX, Class L, 144A †
6.299%, due 01/15/21		2,100,000	2,100,013
			13,168,571
Mortgage & Agency Debt Securities — 11.37%
C.S. First Boston Mortgage Securities Corp., 05-8, Class 8A1
7.000%, due 09/25/35		867,323	889,277
Federal Home Loan Mortgage Corp.
3.875%, due 01/12/09		11,075,000	10,723,358
4.750%, due 11/17/15		1,535,000	1,483,220
4.750%, due 11/17/15		10,700,000	10,339,057
Federal National Mortgage Association
5.250%, due 01/15/09
6.000%, due 05/15/11		5,150,000	5,339,113
6.250%, due 02/01/11		1,750,000	1,814,930
6.625%, due 09/15/09		17,550,000	18,359,423
Structured Adjustable Rate Mortgage
Loan Trust, 05-21, Class 6AX (b)(d)
5.500%, due 11/25/35		899,003	138,784
			49,087,162
Total U.S. Bonds			163,275,249

International Bonds — 34.70%
International Corporate Bonds — 29.33%
Australia — 1.03%
National Australia Bank Ltd.
4.250%, due 12/30/08	GBP	2,600,000	4,451,767

Belgium — 0.07%
Societe National de Chemins de Fer Belge Holding
5.000%, due 04/24/18	GBP	170,000	302,980

Finland — 0.42%
Fortum Oyj, Series BR (a)
6.100%, due 02/19/08	EUR	1,420,000	1,798,570

France — 10.26%
Alstom
6.250%, due 03/03/10	EUR	100,000	127,608
BNP Paribas
5.250%, due 12/17/12		3,065,000	3,991,401
Compagnie de Financement Foncier
2.375%, due 01/29/09		21,800,000	25,611,329
3.625%, due 01/28/08
Credit Lyonnais S.A. †
5.000%, due 11/15/12		2,765,000	3,430,993

	Face Amount		Value
France Telecom S.A.
6.750%, due 03/14/08	EUR	1,275,000	$1,633,115
7.250%, due 01/28/13	1,405,000		1,994,795
8.125%, due 01/28/33	1,120,000		1,862,720
Societe Generale
5.625%, due 02/13/12	1,570,000		2,072,699
Veolia Environnement
4.875%, due 05/28/13	2,830,000		3,572,489
			44,297,149
Germany — 6.68%
Gerresheimer Holdings GmBH
7.875%, due 03/01/15		400,000	484,740
Kreditanstalt fuer Wiederaufbau
3.250%, due 04/25/08	12,650,000		15,289,708
5.375%, due 12/07/07	GBP	3,000,000	5,274,528
5.550%, due 06/07/21	600,000		1,150,326
Landwirtschaftliche Rentenbank
0.650%, due 09/30/08	JPY	786,000,000	6,648,785
			28,848,087
Ireland — 2.92%
Anglo Irish Bank Corp. PLC
5.000%, due 12/12/07	GBP	1,895,000	3,294,075
Depfa ACS Bank
0.750%, due 09/22/08	JPY	460,000,000	3,901,402
Eircom Funding
8.250%, due 08/15/13	EUR	380,000	512,310
Eirles One Ltd. †
6.272%, due 10/07/15	1,200,000		1,377,873
Fleet Street Finance One PLC, 1, Class A †
4.888%, due 07/20/14	GBP	544,455	945,936
JSG Funding PLC
10.125%, due 10/01/12	EUR	155,000	209,438
Porsche International Finance PLC (e)
7.200%, due 02/01/11	$2,400,000		2,330,551
Riverdeep Group Ltd.
9.250%, due 04/15/11	EUR	40,000	53,685
			12,625,270
Italy — 0.21%
ENI SpA
6.125%, due 06/09/10	EUR	670,000	886,969

Luxembourg — 1.18%
SGL Carbon Luxembourg S.A.
8.500%, due 02/01/12	EUR	100,000	133,001
Telecom Italia Finance S.A.
5.875%, due 01/24/08	2,680,000		3,371,835
7.250%, due 04/20/11	450,000		618,249
7.750%, due 01/24/33	630,000		967,464
			5,090,549
Netherlands — 2.13%
Deutsche Telekom International Finance BV
8.125%, due 05/29/12	EUR	2,770,000	4,050,902
RWE Finance BV
4.625%, due 08/17/10	GBP	600,000	1,030,097
4.625%, due 07/23/14	EUR	225,000	281,251
5.375%, due 04/18/08	770,000		965,586
Siemens Financieringsmaatschappij NV
5.500%, due 03/12/07	2,320,000		2,869,732
			9,197,568
Philippines — 0.46%
National Power Corp.
9.875%, due 03/16/10	$1,800,000		1,993,500

Sweden — 0.39%
Svenska Handelsbanken AB †(e)
6.125%, due 03/04/09	GBP	945,000	1,686,830

United Kingdom — 3.58%
Alliance & Leicester PLC
4.250%, due 12/30/08	GBP	600,000	1,025,846
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	225,000	280,928
Aviva PLC †
5.250%, due 10/02/23	250,000		319,500

	Face Amount		Value
BAA PLC
7.875%, due 02/10/07	GBP	125,000	$222,170
Bank of Scotland
6.375%, due 08/16/19	3,145,000		6,153,892
Barclays Bank PLC † (e)
4.750%, due 03/15/20	EUR	1,250,000	1,373,632
National Grid Electricity Transmission PLC
4.125%, due 09/18/08	800,000		980,082
4.750%, due 12/10/10	GBP	590,000	1,018,590
Ono Finance PLC †
11.094%, due 05/15/14	EUR	450,000	569,873
Tesco PLC
4.750%, due 04/13/10	615,000		769,463
6.625%, due 10/12/10	GBP	230,000	427,525
United Biscuits Finance PLC
10.750%, due 04/15/11	340,000		623,944
United Utilities Water PLC
6.625%, due 11/08/07	EUR	1,105,000	1,404,909
Vodafone Group PLC
5.750%, due 10/27/06	215,000		264,238
			15,434,592
Total International Corporate Bonds			126,613,831

International Asset-Backed Securities — 0.21%
Cayman Islands — 0.16%
Herald Ltd. †
7.991%, due 09/16/45	$300,000		300,000
Northwoods Capital Ltd., 06-6A, Class C, 144A †
6.858%, due 03/16/21	400,000		400,000
			700,000
United Kingdom — 0.05%
Granite Master Issuer PLC, 05-1, Class A5 (a)
2.794%, due 12/20/54	EUR	190,000	230,381

Total International Asset-Backed Securities			930,381

International Collateralized Debt Obligations — 0.99%
Cayman Islands — 0.93%
Black Diamond CLO Ltd., 05-2A, Class D, 144A †
6.131%, due 01/07/18	$300,000		300,000
Black Diamond CLO Ltd., 05-2A, Class E1, 144A †
8.831%, due 01/07/18	250,000		250,000
Black Diamond CLO Ltd., 05-1A, Class E †
9.930%, due 06/20/17	350,000		353,500
Credit-Based Asset Servicing and Securitization CBO Ltd.,
15A, Class D, 144A †
7.650%, due 02/16/41	250,000		250,000
Gresham Street CDO Funding, 03-1X, Class D †
7.960%, due 11/07/33	100,000		105,000
Ischus CDO Ltd., 06-S1, Class B1L, 144A †
8.870%, due 04/12/41	760,000		742,292
Lenox CDO Ltd., 05-1A, Class E1, 144A †
8.097%, due 05/14/43	250,000		250,625
Lightpoint CLO Ltd., 06-4A, Class C, 144A †
6.650%, due 04/15/18	550,000		550,000
Madison Avenue CDO Ltd., 2X, Class A †
5.549%, due 03/24/14	736,576		722,581
Race Point CLO, 06-3, Class E, 144A †
9.160%, due 04/15/20	500,000		500,000
			4,023,998
Ireland — 0.06%
Menton CDO PLC, IIA, Class E, 144A †
11.620%, due 10/24/53	$250,000		250,000

Total International Collateralized Debt Obligations			4,273,998

International Mortgage-Backed Securities — 0.18%
Netherlands — 0.15%
Delphinus BV, 00-1, Class B †
6.250%, due 06/26/32	EUR	500,000	657,796

	Face Amount		Value
United Kingdom — 0.03%
Whinstone Capital Management Ltd., 1X, Class B2 †
3.424%, due 10/25/44	EUR	100,000	$121,730

Total International
Mortgage-Backed Securities			779,526

Foreign Government Bonds — 3.21%
Argentina — 1.37%
Republic of Argentina
4.889%, due 08/03/12 †	$3,500,000		2,866,500
5.830%, due 12/31/33 DISC †	ARS	7,400,000	3,046,458
			5,912,958
Germany — 0.81%
Deutsche Bundesrepublik
4.000%, due 01/04/37	EUR	2,900,000	3,513,852

Indonesia — 0.48%
Republic of Indonesia
7.500%, due 01/15/16	$1,200,000		1,242,000
Republic of Indonesia, 144A
7.500%, due 01/15/16	800,000		828,000
			2,070,000
Russia — 0.55%
Russian Federation (a)
5.000%, due 03/31/30	$2,150,000		2,351,563

Total Foreign Government Bonds			13,848,373

Sovereign/SupraNational Bonds — 0.78%
European Investment Bank
6.250%, due 04/15/14	GBP	1,750,000	3,345,286

Total International Bonds			149,791,395
Total Bonds (Cost $316,560,504)			313,066,644

	Shares
Investment Company* — 14.53%
UBS U.S. Securitized Mortgage Relationship Fund
(Cost $62,000,000)	$5,215,467	62,713,379

Short-Term Investments* — 9.40%
Investment Company — 9.11%
UBS U.S. Cash Management Prime Relationship Fund,
yield of 4.81%	39,327,682	39,327,682

	Face Amount
U.S. Government Obligations — 0.29%
U.S. Treasury Bills,
yield of 4.62%, due 07/06/06 (c)	$1,255,000	1,240,376
Total Short-Term Investments
(Cost $40,568,451)		40,568,058

Total Investments — 96.45%
(Cost $419,128,955)		416,348,081
Cash and other assets, less liabilities — 3.55%		15,330,938
Net Assets — 100.00%		$431,679,019

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book puposes, was $419,128,955; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,579,512
Gross unrealized depreciation	(4,360,386)
Net unrealized depreciation	$(2,780,874)

†	Floating rate securities — The interest rates shown are the current rates as of March 31, 2006.
@	Reflects annualized yield at March 31, 2006 on zero coupon bond.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006.
Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. This security amounted to $138,784 or 0.03% of net assets.
(c)	The security was pledged to cover margin requirements for future contracts.
(d)

Interest Only Security— This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with the security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount being received and cause the yield to increase.

(e)	Perpetual bond security. The maturity date reflects the next call date.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $34,966,306 or 8.10% of net assets.

*	Investments in affiliated mutual funds.
ARS	Argentina Peso
CBO	Collateralized Bond Obligations
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
DISC	Discount Bond
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of March 31, 2006:

	Contracts to Deliver	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
British Pounds	32,060,000	USD	56,003,892	06/13/06	$255,827
Canadian Dollar	8,480,000	USD	7,511,005	06/13/06	235,885
Euro	96,945,000	USD	116,357,666	06/13/06	(1,632,477)
Japanese Yen	319,000,000	USD	2,784,567	06/13/06	47,906
Japanese Yen	314,300,000	USD	2,692,538	06/13/06	(3,802)
Japanese Yen	377,613,250	NZD	5,285,000	06/13/06	(1,730)
New Zealand Dollar	5,285,000	USD	3,493,385	06/13/06	255,618
United States Dollar	11,768,485	CHF	15,205,000	06/13/06	(17,621)
United States Dollar	7,713,576	SEK	60,540,000	06/13/06	102,248
United States Dollar	7,809,263	SGD	12,590,000	06/13/06	3,740
United States Dollar	7,885,227	THB	305,040,000	06/13/06	(45,261)
Total net unrealized depreciation on forward foreign currency contracts					$(799,667)

Currency Type Abbreviations

CHF                        Swiss Franc

NZD                      New Zealand Dollar

SEK                         Swedish Krona

SGD                        Singapore Dollar

THB                       Thailand Baht

USD                       United States Dollar

FUTURES CONTRACTS

UBS Absolute Return Bond Fund had the following open futures contracts as of March 31, 2006:

	Expiration Date	Proceeds	Value	Unrealized Appreciation
U.S. Treasury Notes and Bonds Futures Sale Contracts:
5 Year U.S. Treasury Notes, 1000 contracts	June 2006	$104,980,219	$104,437,500	$542,719
10 Year U.S. Treasury Notes, 575 contracts	June 2006	61,734,950	61,174,609	560,341
30 Year U.S. Treasury Bonds, 82 contracts	June 2006	9,207,969	8,950,813	257,156

Index Futures Sale Contracts:
Japanese 10 Year Bond, 20 contracts (JPY)	June 2006	22,863,924	22,677,995	185,929

Interest Rate Futures Sale Contracts:
EURO Bond, 105 contracts (EUR)	June 2006	15,070,665	14,909,209	161,456
EURO-Bobl, 129 contracts (EUR)	June 2006	17,305,842	17,207,094	98,748
EURO-Schatz, 399 contracts (EUR)	June 2006	50,617,101	50,509,350	107,751
Long Gilt, 220 contracts (GBP)	June 2006	43,360,396	42,675,757	684,639
Total net unrealized appreciation on futures contracts				$2,598,739

The segregated market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2006 was $1,240,376.

Currency Type Abbreviations

EUR                        Euro

GBP                         British Pound

JPY                            Japanese Yen

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	1.05%
Capital Markets	0.46
Chemicals	0.21
Commercial Banks	0.42
Commercial Services & Supplies	0.40
Consumer Finance	0.83
Containers & Packaging	0.44
Diversified Financial Services	5.21
Diversified Telecommunication Services	0.91
Food & Staples Retailing	0.97
Food Products	0.41
Insurance	0.74
Media	1.27
Metals & Mining	0.23
Multiline Retail	0.28
Multi-Utilities & Unregulated Power	0.95
Oil & Gas	0.73
Real Estate	0.42
Telecommunication Services	0.38
Textiles, Apparel & Luxury Goods	0.40
Thrifts & Mortgage Finance	0.42
Tobacco	0.33
Wireless Telecommunication Services	0.44
Total U.S. Corporate Bonds	17.90
Asset-Backed Securities	4.14
Collateralized Debt Obligations	1.36
Commercial Mortgage-Backed Securities	3.05
Mortgage & Agency Debt Securities	11.37
Total U.S. Bonds	37.82	*
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Automobiles	0.54
Chemicals	0.03
Collateralized Mortgage Obligations	0.22
Commercial Banks	18.35
Construction & Engineering	0.05
Containers & Packaging	0.11
Diversified Financial Services	1.98
Diversified Telecommunication Services	3.36
Electric Utilities	1.57
Food & Staples Retailing	0.28
Food Products	0.14
Industrial Conglomerates	0.67
Insurance	0.07
Machinery	0.03
Media	0.13
Multi-Utilities & Unregulated Power	1.45
Oil & Gas	0.21
Road & Rail	0.07

Software	0.01%
Wireless Telecommunication Services	0.06
Total International Corporate Bonds	29.33
International Asset-Backed Securities	0.21
International Collateralized Debt Obligations	0.94
International Mortgage Backed-Securities	0.18
Foreign Government Bonds	3.21
Sovereign/SupraNational Bonds	0.78
Total International Bonds	34.70	*
TOTAL BONDS	72.52
INVESTMENT COMPANY	14.53
SHORT-TERM INVESTMENTS	9.40	*
TOTAL INVESTMENTS	96.45
CASH AND OTHER ASSETS, LESS LIABILITIES	3.55
NET ASSETS	100.00%

*            The Fund held short positions in U.S. Treasury Note and Bond futures which increased U.S. Bond exposure from 37.82% to 38.14%. The Fund also held short International Index futures, which resulted in a net increase to the International Bond exposure, from 34.70% to 34.74%. Additionally, the Fund held short International Interest Rate futures which, when combined with the effect of the International Index futures, resulted in a net increase to the International Bond exposure from 34.70% to 34.99%. These adjustments resulted in a net increase to the Fund’s exposure to the Short-Term investments from 9.40% to 10.00%.

UBS High Yield Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Face Amount	Value
Bonds — 95.12%
U.S. Bonds — 84.96%
U.S. Corporate Bonds — 84.96%
AAC Group Holding Corp. (a)
0.000%, due 10/01/12	$1,100,000	$852,500
Activant Solutions, Inc.
10.500%, due 06/15/11	1,000,000	1,107,500
Advanced Accessory Systems LLC
10.750%, due 06/15/11	250,000	193,750
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	815,625
Affinion Group, Inc., 144A
10.125%, due 10/15/13	500,000	507,500
Ahern Rentals, Inc.
9.250%, due 08/15/13	750,000	781,875
AK Steel Corp.
7.750%, due 06/15/12	1,600,000	1,618,000
American Airlines, Inc.
8.608%, due 04/01/11	750,000	761,742
American Cellular Corp., Series B
10.000%, due 08/01/11	1,250,000	1,356,250
American Rock Salt Co. LLC (b)
9.500%, due 03/15/14	900,000	904,500
Ameripath, Inc.
10.500%, due 04/01/13	800,000	844,000
AmeriQual Group LLC, 144A
9.250%, due 04/01/12	1,000,000	1,040,000
Amscan Holdings, Inc.
8.750%, due 05/01/14	550,000	493,625
Atlas Pipeline Partners LP, 144A
8.125%, due 12/15/15	800,000	834,000
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	375,000	390,000
Berry Plastics Corp.
10.750%, due 07/15/12	1,000,000	1,100,000
Brookstone Co., Inc., 144A
12.000%, due 10/15/12	550,000	506,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10	750,000	723,750
Buffets, Inc.
11.250%, due 07/15/10	725,000	757,625
Cadmus Communications Corp.
8.375%, due 06/15/14	650,000	653,250
Carriage Services, Inc.
7.875%, due 01/15/15	715,000	727,513
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,050,000	1,052,625
Century Aluminum Co.
7.500%, due 08/15/14	350,000	364,000
Cenveo Corp.
9.625%, due 03/15/12	1,000,000	1,076,250
Chaparral Energy, Inc., 144A
8.500%, due 12/01/15	525,000	546,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,000,000	1,016,250
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	500,000	537,500
Clarke American Corp.,144A
11.750%, due 12/15/13	500,000	508,750
Clayton Williams Energy, Inc.
7.750%, due 08/01/13	575,000	540,500
Collins & Aikman Floor Cover, Series B
9.750%, due 02/15/10	400,000	378,000
Comstock Resources, Inc.
6.875%, due 03/01/12	500,000	492,500
Cooper-Standard Automotive, Inc.
8.375%, due 12/15/14	1,000,000	780,000

	Face Amount	Value
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	$300,000	$301,500
8.125%, due 08/15/09	1,175,000	1,213,187
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	650,000	695,500
Deluxe Corp.
5.000%, due 12/15/12	675,000	574,422
Dole Food Co., Inc.
8.875%, due 03/15/11	500,000	495,000
Dycom Industries, Inc.
8.125%, due 10/15/15	600,000	618,000
Dynegy Holdings, Inc., 144A
8.375%, due 05/01/16	450,000	447,750
Energy Partners Ltd.
8.750%, due 08/01/10	250,000	255,625
FastenTech, Inc.
11.500%, due 05/01/11	1,000,000	1,000,000
Ford Motor Credit Co.
7.375%, due 10/28/09	2,425,000	2,279,823
General Motors Acceptance Corp.
7.250%, due 03/02/11	1,725,000	1,634,686
Giant Industries, Inc.
11.000%, due 05/15/12	845,000	933,725
Gregg Appliances, Inc.
9.000%, due 02/01/13	875,000	811,562
GSC Holdings Corp., 144A
8.000%, due 10/01/12	1,000,000	992,500
Gulfmark Offshore, Inc.
7.750%, due 07/15/14	750,000	765,000
Hercules, Inc.
6.500%, due 06/30/29	825,000	651,750
Houghton Mifflin Co. (a)
0.000%, due 10/15/13	1,750,000	1,491,875
Hydrochem Industrial Services, 144A
9.250%, due 02/15/13	450,000	446,625
Inergy LP/Inergy Finance Corp., 144A
8.250%, due 03/01/16	650,000	666,250
Ingles Markets, Inc.
8.875%, due 12/01/11	850,000	888,250
Insight Communications Co., Inc. (a)
12.250%, due 02/15/11	1,000,000	1,062,500
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,095,000
Isle of Capri Casinos, Inc.
7.000%, due 03/01/14	525,000	518,438
Jacobs Entertainment Co.
11.875%, due 02/01/09	505,000	535,300
Jacuzzi Brands, Inc.
9.625%, due 07/01/10	750,000	804,375
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	489,000	532,399
Kansas City Southern Railway Co.
7.500%, due 06/15/09	750,000	761,250
Land O’ Lakes, Inc.
8.750%, due 11/15/11	825,000	861,094
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	850,000	820,250
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,750,000	1,837,500
Levi Strauss & Co.
12.250%, due 12/15/12	1,025,000	1,164,656
LIN Television Corp., Series B
6.500%, due 05/15/13	750,000	705,000
Majestic Star Casino LLC
9.500%, due 10/15/10	950,000	1,007,000
Mandalay Resort Group
6.500%, due 07/31/09	400,000	399,500
Mediacom LLC
9.500%, due 01/15/13	1,015,000	1,004,850
Midwest Generation LLC
8.750%, due 05/01/34	750,000	811,875
Mirant North America LLC, 144A
7.375%, due 12/31/13	500,000	510,000
MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10	850,000	904,187

	Face Amount	Value
Nexstar Finance Holdings LLC (a)
0.000%, due 04/01/13	$675,000	$553,500
Nexstar Finance, Inc.
7.000%, due 01/15/14	500,000	472,500
NRG Energy, Inc.
7.375%, due 02/01/16	750,000	765,937
Omnova Solutions, Inc.
11.250%, due 06/01/10	750,000	793,125
Owens-Illinois, Inc.
7.800%, due 05/15/18	700,000	694,750
Pantry, Inc.
7.750%, due 02/15/14	750,000	763,125
Pathmark Stores, Inc.
8.750%, due 02/01/12	500,000	482,500
Petro Stopping Centers LP
9.000%, due 02/15/12	175,000	175,875
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13	750,000	742,500
PolyOne Corp.
10.625%, due 05/15/10	800,000	866,000
Poster Financial Group, Inc.
8.750%, due 12/01/11	550,000	578,875
Prestige Brands, Inc.
9.250%, due 04/15/12	750,000	757,500
Psychiatric Solutions, Inc.
7.750%, due 07/15/15	750,000	763,125
Qwest Corp.
7.875%, due 09/01/11	850,000	907,375
R.H. Donnelley Corp., 144A
8.875%, due 01/15/16	775,000	806,000
Rafaella Apparel Group, Inc., 144A
11.250%, due 06/15/11	550,000	547,250
Resolution Performance Products, Inc.
13.500%, due 11/15/10	900,000	961,875
Restaurant Co.
10.000%, due 10/01/13	525,000	501,375
Riddell Bell Holdings, Inc.
8.375%, due 10/01/12	1,250,000	1,259,375
River Rock Entertainment Authority
9.750%, due 11/01/11	750,000	810,000
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	583,000	639,843
San Pasqual Casino, 144A
8.000%, due 09/15/13	600,000	606,000
Sanmina-SCI Corp.
8.125%, due 03/01/16	750,000	757,500
Sbarro, Inc.
11.000%, due 09/15/09	545,000	554,538
Seneca Gaming Corp.
7.250%, due 05/01/12	750,000	757,500
Sequa Corp.
9.000%, due 08/01/09	850,000	909,500
Sheridan Group, Inc.
10.250%, due 08/15/11	750,000	771,562
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	1,000,000	1,020,000
8.750%, due 12/15/11	500,000	525,625
Sirius Satellite Radio, Inc.
9.625%, due 08/01/13	600,000	585,000
Solo Cup Co.
8.500%, due 02/15/14	750,000	705,000
Stanadyne Corp.
10.000%, due 08/15/14	825,000	789,937
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,250,000	1,078,125
Terra Capital, Inc.
12.875%, due 10/15/08	925,000	1,067,219
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	512,500
Unisys Corp.
8.000%, due 10/15/12	650,000	638,625

	Face Amount	Value
Universal Hospital Services, Inc.
10.125%, due 11/01/11	$600,000	$622,500
Valor Telecommunications Enterprises LLC
7.750%, due 02/15/15	800,000	838,000
Vertis, Inc., Series B
10.875%, due 06/15/09	1,200,000	1,179,000
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	1,275,000	1,333,969
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,150,000	1,145,687
Wornick Co.
10.875%, due 07/15/11	500,000	515,000
Xerox Capital Trust I
8.000%, due 02/01/27	750,000	776,250
Zeus Special Subsidiary Ltd., 144A (a)
0.000%, due 02/01/15	1,300,000	900,250
		90,191,276
International Bonds — 10.16%
International Corporate Bonds — 10.16%
Bermuda — 0.24%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15	$250,000	258,125

Canada — 6.21%
Abitibi-Consolidated, Inc.
6.950%, due 04/01/08	$850,000	843,625
Ainsworth Lumber Co. Ltd.
7.250%, due 10/01/12	750,000	678,750
General Motors Nova Scotia Finance Co.
6.850%, due 10/15/08	1,600,000	1,348,000
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,000,000	917,500
MAAX Corp.
9.750%, due 06/15/12	750,000	641,250
Maax Holdings, Inc. (a)
0.000%, due 12/15/12	500,000	195,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	770,000
Quebecor Media, Inc., 144A
7.750%, due 03/15/16	650,000	667,875
Quebecor World Capital Corp., 144A
8.750%, due 03/15/16	550,000	536,407
		6,598,407
Cayman Islands — 0.64%
Bluewater Finance Ltd.
10.250%, due 02/15/12	$650,000	682,500

France — 1.03%
Rhodia S.A.
10.250%, due 06/01/10	$973,000	1,090,976

Luxembourg — 0.51%
Wind Acquisition Finance S.A., 144A
10.750%, due 12/01/15	$500,000	540,000

Netherlands — 0.55%
Montell Finance Co. BV, 144A
8.100%, due 03/15/27	$600,000	582,000

Sweden — 0.55%
Stena AB
7.000%, due 12/01/16	$100,000	94,000
7.500%, due 11/01/13	500,000	493,750
		587,750
United Kingdom — 0.43%
Ineos Group Holdings PLC, 144A
8.500%, due 02/15/16	$475,000	451,250
Total International Bonds		10,791,008
Total Bonds (Cost $100,875,508)		100,982,284

Shares
Equities — 0.00%
U.S. Equities — 0.00% (d)
Aerospace & Defense — 0.00%
Sabreliner Corp. (b)(c)	8,400	0

	Shares	Value
Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc. (b)(c)	972	$0

Telecommunication Services — 0.00%
Jordon Telecommunication Products, Inc.	1,250	0
Total Equities (Cost $153,000)		0

	Number of Warrants
Warrants — 0.00% (b)(c)(d)
Dayton Superior Corp., expires 6/15/09 (e)(f)	225	0
Knology, Inc., expires 10/15/07 (e)(f)	16,995	0
Pathnet, Inc., expires 04/15/08	6,275	0
Pliant Corp., expires 06/01/10 (e)(f)	160	2
Total Warrants (Cost $10)		2

	Shares
Short-Term Investment * — 3.85%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 4.82% (Cost $4,087,917)	4,087,917	4,087,917

Total Investments — 98.97%
(Cost $105,116,435)		105,070,203
Cash and other assets, less liabilities — 1.03%		1,093,384
Net Assets — 100.00%		$106,163,587

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $105,116,435;  and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,134,588
Gross unrealized depreciation	(2,180,820)
Net unrealized depreciation	$(46,232)

(a)                                  Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2006, the value of these securities amounted to $904,502 or 0.85% of net assets.

(c)                                  Security is illiquid. These securities amounted to $2 or 0.00% of net assets.

(d)                                 Non-income producing security.

(e)                                  Represents a restricted security.

(f)                                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2006, are considered illiquid and restricted.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $14,479,909 or 13.64% of net assets.

*                                         Investment in affiliated mutual fund.

RESTRICTED SECURITIES

Security	Acquisition Dates	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets
Dayton Superior Corp., expires 06/15/09	08/07/00	$0	0.00%	$0	0.00%
Knology, Inc., expires 10/15/07	06/08/98	0	0.00	0	0.00
Pliant Corp., expires 06/01/10	10/20/00	0	0.00	2	0.00

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006 (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	1.22%
Airlines	0.72
Auto Components	1.66
Automobiles	2.15
Beverages	1.73
Building Products	0.76
Chemicals	4.69
Commercial Services & Supplies	5.39
Construction & Engineering	1.32
Consumer Finance	1.54
Containers & Packaging	2.36
Distributors	0.50
Diversified Telecommunication Services	2.61
Electric Utilities	0.76
Electronic Equipment & Instruments	0.71
Energy Equipment & Services	1.84
Food & Staples Retailing	2.01
Food Products	2.46
Health Care Equipment & Supplies	0.59
Health Care Providers & Services	2.20
Hotels, Restaurants & Leisure	10.98
Household Durables	2.70
Household Products	1.94
Internet & Catalog Retail	0.48
IT Services	0.60
Leisure Equipment & Products	1.99
Machinery	0.94
Media	9.94
Metals & Mining	2.72
Multi-Utilities & Unregulated Power	1.20
Office Electronics	0.73
Oil & Gas	3.69
Paper & Forest Products	1.67
Road & Rail	0.72
Software	1.04
Specialty Retail	1.10
Textiles, Apparel & Luxury Goods	2.45
Transportation Infrastructure	0.72
Wireless Telecommunication Services	2.13
Total U.S. Corporate Bonds	84.96
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Automobiles	1.27
Chemicals	2.00
Diversified Telecommunication Services	0.51
Energy Equipment & Services	0.64
Food & Staples Retailing	0.86
Household Durables	0.79
Media	1.14
Paper & Forest Products	2.16
Transportation Infrastructure	0.55
Wireless Telecommunications Services	0.24
Total International Corporate Bonds	10.16
TOTAL BONDS	95.12
EQUITIES	0.00	†
WARRANTS	0.00	†
SHORT-TERM INVESTMENT	3.85
TOTAL INVESTMENTS	98.97
CASH AND OTHER ASSETS, LESS LIABILITIES	1.03
NET ASSETS	100.00%

†      Amount represents less than 0.005%

UBS U.S. Mid Cap Growth Equity Fund — Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Equities — 92.86%
Aerospace & Defense — 1.01%
L-3 Communications Holdings, Inc.	600	$51,474

Air Freight & Logistics — 1.68%
UTI Worldwide, Inc.	2,700	85,320

Biotechnology — 1.29%
PDL BioPharma, Inc. (a)	2,000	65,600

Capital Markets — 1.48%
Legg Mason, Inc.	600	75,198

Commercial Services & Supplies — 7.61%
Dun & Bradstreet Corp. (a)	1,100	84,348
Monster Worldwide, Inc. (a)	2,800	139,608
Republic Services, Inc.	2,700	114,777
Stericycle, Inc. (a)	700	47,334
		386,067
Computers & Peripherals — 0.91%
NCR Corp. (a)	1,100	45,969

Distributors — 5.24%
MSC Industrial Direct Co.	2,400	129,648
WESCO International, Inc. (a)	2,000	136,020
		265,668
Diversified Financial Services — 3.05%
Chicago Mercantile Exchange Holdings, Inc.	100	44,750
Moody’s Corp.	900	64,314
TD Ameritrade Holding Corp. (a)	2,200	45,914
		154,978
Electrical Equipment — 1.34%
Roper Industries, Inc.	1,400	68,082

Electronic Equipment & Instruments — 1.65%
Amphenol Corp. New	1,600	83,488

Energy Equipment & Services — 6.19%
Cooper Cameron Corp. (a)	1,200	52,896
ENSCO International, Inc.	700	36,015
National Oilwell Varco, Inc. (a)	1,000	64,120
Smith International, Inc.	1,900	74,024
Weatherford International Ltd. (a)	1,900	86,925
		313,980
Food Products — 3.35%
Corn Products International, Inc.	2,400	70,968
Hershey Co.	1,900	99,237
		170,205
Health Care Equipment & Supplies — 6.14%
C.R. Bard, Inc.	600	40,686
Fisher Scientific International, Inc. (a)	500	34,025
PerkinElmer, Inc.	3,600	84,492
Thermo Electron Corp. (a)	4,100	152,069
		311,272
Health Care Providers & Services — 9.67%
Aetna, Inc.	2,000	98,280
Caremark Rx, Inc. (a)	1,100	54,098
Chemed Corp.	2,000	118,680
Healthways, Inc. (a)	2,100	106,974
Psychiatric Solutions, Inc. (a)	3,400	112,642
		490,674
Hotels, Restaurants & Leisure — 11.49%
Gaylord Entertainment Co. (a)	1,600	72,608
Scientific Games Corp. (a)	4,000	140,520
Starwood Hotels & Resorts Worldwide, Inc.	1,400	94,822
Station Casinos, Inc.	2,000	158,740
Texas Roadhouse, Inc. (a)	6,800	116,212
		582,902
Household Durables — 3.40%
Fortune Brands, Inc.	900	72,567
Harman International Industries, Inc.	900	100,017
		172,584

	Shares	Value
IT Services — 2.11%
Cognizant Technology Solutions Corp., Class A (a)	1,800	$107,082

Machinery — 3.89%
Graco, Inc.	1,800	81,774
Harsco Corp.	1,400	115,668
		197,442
Metals & Mining — 0.71%
Freeport-McMoRan Copper & Gold, Inc.	600	35,862

Oil & Gas — 3.96%
Apache Corp.	800	52,408
Frontier Oil Corp.	800	47,480
Newfield Exploration Co. (a)	1,600	67,040
Tesoro Corp.	500	34,170
		201,098
Semiconductors & Semiconductor Equipment — 6.89%
Broadcom Corp., Class A (a)	1,100	47,476
Freescale Semiconductor, Inc. (a)	2,900	80,533
Linear Technology Corp.	2,000	70,160
Marvell Technology Group, Ltd. (a)	700	37,870
MEMC Electronic Materials, Inc. (a)	1,300	47,996
Microchip Technology, Inc.	1,800	65,340
		349,375
Software — 5.78%
Adobe Systems, Inc. (a)	3,500	122,220
Autodesk, Inc. (a)	600	23,112
Hyperion Solutions Corp. (a)	1,000	32,600
Micros Systems, Inc. (a)	1,600	73,712
Nuance Communications, Inc. (a)	3,500	41,335
		292,979
Specialty Retail — 4.02%
Chico’s FAS, Inc. (a)	1,800	73,152
Coldwater Creek, Inc. (a)	4,700	130,660
		203,812

Total Equities (Cost $4,640,102)		4,711,111

Investment Company — 4.40%
iShares Russell Midcap Growth Index Fund (Cost $220,638)	2,200	222,970

Short-Term Investment* — 2.74%
Investment Company — 2.74%
UBS U.S. Cash Management Prime
Relationship Fund,
yield of 4.81% (Cost $139,240)	139,240	139,240

Total Investments — 100.00%
(Cost $4,999,980)		5,073,321
Cash and other assets, less liabilities — 0.00%		173
Net Assets — 100.00%		$5,073,494

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $4,999,980; and net unrealized appreciation consisted of :

Gross unrealized appreciation	$94,038
Gross unrealized depreciation	(20,697)
Net unrealized appreciation	$73,341

(a)          Non-income producing security

*                 Investment in affiliated mutual fund.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2006  (Unaudited)

EQUITIES
Aerospace & Defense	1.01%
Air Freight & Logistics	1.68
Biotechnology	1.29
Capital Markets	1.48
Commercial Services & Supplies	7.61
Computers & Peripherals	0.91
Distributors	5.24
Diversified Financial Services	3.05
Electrical Equipment	1.34
Electronic Equipment & Instruments	1.65
Energy Equipment & Services	6.19
Food Products	3.35
Health Care Equipment & Supplies	6.14
Health Care Providers & Services	9.67
Hotels, Restaurants & Leisure	11.49
Household Durables	3.40
IT Services	2.11
Machinery	3.89
Metals & Mining	0.71
Oil & Gas	3.96
Semiconductors & Semiconductor Equipment	6.89
Software	5.78
Specialty Retail	4.02
Total Equities	92.86
INVESTMENT COMPANY	4.40
SHORT-TERM INVESTMENT	2.74
TOTAL INVESTMENTS	100.00
CASH AND OTHER ASSETS, LESS LIABILITIES	0.00 †
NET ASSETS	100.00%

†                  Amount represents less than 0.005%

1) Investment Valuation

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values  for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, such developments may be determined to be so significant that they will materially affect the value of the Fund’s securities. Some Funds may use a systematic fair valuation model provided by an independent third party  to value securities principally traded on foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security.

Previous closing prices may be adjusted to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2) Swap Agreements

Interest Rate Swap Agreements

Certain Funds may enter into interest rate swap agreements to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap agreements to comply with the terms of the agreements. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds. Therefore, the Funds would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps. The Funds accrue interim payments on the swap contracts on a daily basis, with the net amount also recorded within unrealized appreciation/depreciation.

At March 31, 2006, UBS Dynamic Alpha Fund and UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms:

UBS Dynamic Alpha Fund
			Rate Type
Notional Amount		Termination Dates	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
CHF	45,000,000	05/19/15	2.3725%		0.7999	%+	$431,128
CHF	20,000,000	07/12/15	2.2250		1.1792	+	231,404
CHF	25,000,000	10/27/15	2.2675		0.9600	+	713,059
CHF	20,000,000	12/19/15	2.5600		1.1850	+	463,952
CHF	45,000,000	03/02/16	2.5625		1.3400	+	654,708
GBP	30,000,000	12/09/35	4.1312		4.5988	++	1,276,218
GBP	80,000,000	12/09/35	4.3175		4.6550	++	(672,203)
GBP	62,300,000	12/10/35	—	@	—	@	951,973
GBP	4,230,000	01/19/36	—	@	—	@	(944,230)
GBP	56,400,000	01/19/36	4.0010		4.5850	++	4,589,092
GBP	22,400,000	02/28/36	—	@	—	@	(165,075)
JPY	1,600,000,000	05/09/35	2.2513		0.0813	+++	661,241
JPY	675,000,000	07/12/35	2.2250		0.0812	+++	298,883
JPY	1,200,000,000	10/27/35	2.4400		0.0775	+++	84,672
JPY	700,000,000	12/19/35	2.4700		0.0806	+++	32,594
JPY	1,500,000,000	03/02/36	2.4625		0.1212	+++	156,757
							$8,764,173

+                          Rate based on 6 month LIBOR (Swiss BBA)

++                   Rate based on 6 month LIBOR (GBP BBA)

+++            Rate based on 6 month LIBOR ( JPY BBA)

@                     Zero Coupon Inflation Swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the U.K.) as published by the Office of National Statistics.

BBA  British Banking Association

Currency Type Abbreviations:

CHF  Swiss Franc

GBP  British Pound

JPY   Japanese Yen

UBS U.S. Bond Fund
			Rate Type
Notional Amount		Termination Dates	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
USD	36,000,000	01/03/09	4.7460%@	4.8075%	$(297,784)
USD	9,000,000	01/03/17	4.9500	4.7460@	311,816
					$14,032

@                      Rate based on 3 month LIBOR

Currency Type Abbreviations:

USD  United States Dollar

Credit Default Swap Agreements

Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. The Fund makes payments to the counterparty semiannually, and the Fund would receive payments only upon the occurrence of a credit event. Credit default swaps are market to market daily.

If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At March 31, 2006, UBS Dynamic Alpha Fund had two outstanding credit default swap contracts with the following terms:

Notional Amount		Termination Dates	Payments made by the Fund	Payments received by the Fund	Unrealized Depreciation
USD	151,000,000	12/20/10	1.800%*	0.000%**	$(774,781)
USD	80,000,000	06/20/11	1.350*	0.000**	(8,133)
					$(782,914)

*	Payments made by the fund are based on the notional amount.
**	Payments made by the counterparty will be made upon the occurrence of a negative credit event.

Currency Type Abbreviations:
USD	United States Dollar

3) Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global AM (“ the Advisor”). Investments in affiliated investment companies for the period ended March 31, 2006 were as follows:

		UBS Global Allocation Fund
Affiliates	Purchases	Sales Proceeds	Net Realized Gain	Change in Net Unrealized Appreciation (Depreciation)	Value
UBS Corporate Bond Relationship Fund	$26,900,000	—	—	$(126,834)	$26,773,166
UBS Emerging Markets Equity Relationship Fund	—	$90,000,000	$28,886,951	13,089,758	126,135,838
UBS High Yield Relationship Fund	—	30,000,000	2,433,501	(329,610)	31,567,965
UBS Small Cap Equity Relationship Fund	—	—	—	13,265,449	97,206,441
UBS U.S. Securitized Mortgage Relationship Fund	104,295,000	—	—	(7,419)	104,287,581

UBS Global Bond Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain	Appreciation	Value
UBS U.S. Securitized Mortgage Relationship Fund	$750,000	$1,800,000	$75,149	$69,829	$11,649,031

		UBS Dynamic Alpha Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain	Appreciation	Value
UBS Emerging Markets Equity Relationship Fund	$84,510,000	$35,000,000	$6,695,641	$38,281,475	$172,968,805
UBS International Equity Relationship Fund	298,850,000	—	—	70,199,811	572,768,263
UBS Small Cap Equity Relationship Fund	—	—	—	10,767,223	78,889,962
UBS U.S. Equity Alpha Relationship Fund	202,900,000	—	—	11,523,817	219,423,817
UBS U.S. Large Cap Equity Relationship Fund	495,850,000	100,000,000	403,532	57,752,783	819,183,275
UBS Large Cap Growth Equity Relationship Fund	133,627,267	—	—	4,022,359	137,699,626

		UBS U.S. Bond Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	(Depreciation)	Value
UBS Corporate Bond Relationship Fund	$4,650,000	—	—	$(40,028)	$4,609,972
UBS U.S. Securitized Mortgage Relationship Fund	9,400,000	—	—	(13,904)	$9,386,096

UBS Absolute Return Bond Fund
			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Appreciation	Value
UBS U.S. Securitized Mortgage Relationship Fund	$39,000,000	—	—	$643,613	$62,713,379

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2006 and for the period then ended were as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Global Allocation Fund	$831,061,487	$782,390,266	$11,781,467	$510,807,727	13.44%
UBS Global Equity Fund	62,709,437	61,761,387	48,385	2,003,740	0.43
UBS Global Bond Fund	30,890,475	26,443,250	112,625	6,610,428	8.10
UBS International Equity Fund	60,189,239	62,033,807	43,636	16,523,304	8.62
UBS U.S. Large Cap Equity Fund	197,781,472	191,268,770	466,278	19,809,848	3.65
UBS U.S. Large Cap Growth Fund	5,469,686	5,439,269	9,201	169,563	1.37
UBS U.S. Large Cap Value Equity Fund	23,559,679	22,514,740	42,123	1,989,059	1.46
UBS U.S. Small Cap Growth Fund	126,840,889	122,926,740	376,347	12,017,436	2.91
UBS U.S. Bond Fund	78,645,499	84,568,677	279,402	5,400,000	3.82
UBS High Yield Fund	45,730,840	41,905,233	84,729	4,087,917	3.85

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2006 and for the period ended, were as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Dynamic Alpha Fund	$941,716,347	$901,205,137	$2,296,092	$79,604,287	3.60%
UBS Absolute Return Bond Fund	306,041,095	278,398,309	808,893	39,327,682	9.11
UBS U.S. Mid Cap Growth Equity Fund	177,550	38,310	41	139,240	2.74

4) Securities Lending

The Funds may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on  daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Schedule of Investments. In addition, the UBS Global Allocation Fund received U.S. Government Agency securities as collateral amounting to $91,224,190, which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2006, as follows:

Fund	Market Value of Securities Loaned	Collateral Received for Securities Loaned	Market Value of Investment of Cash Collateral Reserved
UBS Global Allocation Fund	$226,674,676	$233,891,910	$142,667,720
UBS International Equity Fund	12,157,751	12,908,130	12,908,130

At March 31, 2006, cash collateral was invested in UBS Supplementary Trust — U.S. Cash Management Prime Fund, an affiliate.

5) Option Writing

Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters in a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying  a derivative instrument, security or currency at a price different from the market value.

Written option activity for the nine months ended March 31, 2006 for UBS Dynamic Alpha Fund was as follows:

	Number of Contracts (000)	Amount of Premiums Received

Options outstanding at June 30, 2005	—	—
Options written	1,121	$923,384
Options terminated in closing purchase transactions	(535)	(176,861)
Option expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at March 31, 2006	586	$746,523

Written option activity for the nine months ended March 31, 2006 for UBS U.S. Bond Fund was as follows:

	Number of Contracts (000)	Amount of Premiums Received

Options outstanding at June 30, 2005	—	—
Options written	225	$44,861
Options terminated in closing purchase transactions	—	—
Option expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at March 31, 2006	225	$44,861

For more information regarding the UBS Funds’ other significant accounting policies, please refer to the UBS Funds’ semi-annual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 26, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 26, 2006